Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST FARMERS & MERCHANTS CORP
Entity Central Index Key	0000703329
Trading Symbol	fime
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		5,180,000
Entity Public Float			$ 122,483,400
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 23,443	$ 17,927
Interest-bearing due from banks	31,953	38,594
Federal funds sold	15,000	16,500
Total cash and cash equivalents	70,396	73,021
Securities
Available-for-sale (amortized cost $339,971 and $309,356, respectively)	345,718	314,270
Held-to-maturity (fair market value $33,420 and $37,275, respectively)	31,755	35,214
Total securities	377,473	349,484
Loans, net of deferred fees	567,159	517,802
Allowance for loan and lease losses	(8,809)	(9,200)
Net loans	558,350	508,602
Bank premises and equipment, net	26,417	25,537
Other real estate owned	5,678	8,827
Bank-owned life insurance	25,112	23,621
Goodwill	9,018	9,018
Other assets	17,919	19,698
TOTAL ASSETS	1,090,363	1,017,808
Deposits
Noninterest-bearing	169,136	144,003
Interest- bearing	763,713	712,427
Total deposits	932,849	856,430
Securities sold under agreements to repurchase	17,068	16,347
Accounts payable and accrued liabilities	15,755	15,782
Federal Home Loan Bank (FHLB) advances	10,100	17,100
TOTAL LIABILITIES	975,772	905,659
SHAREHOLDERS' EQUITY
Common stock - $10 par value per share, 8,000,000 shares authorized; 5,180,000 and 5,330,000 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	57,366	55,546
Accumulated other comprehensive income	5,330	3,208
TOTAL SHAREHOLDERS' EQUITY BEFORE NONCONTROLLING INTEREST - PREFERRED STOCK OF SUBSIDIARY	114,496	112,054
Noncontrolling interest - preferred stock of subsidiary	95	95
TOTAL SHAREHOLDERS' EQUITY	114,591	112,149
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,090,363	$ 1,017,808

CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Available-for-sale securities, amortized cost	$ 339,971	$ 309,356
Held-to-maturity securities, fair value	$ 33,420	$ 37,275
Common stock, par value (in dollars per share)	$ 10	$ 10
Common stock, shares authorized	8,000,000	8,000,000
Common stock, shares issued	5,180,000	5,330,000
Common stock, shares outstanding	5,180,000	5,330,000

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 27,951	$ 29,838	$ 31,925
Income on investment securities
Taxable interest	4,967	4,219	3,857
Exempt from federal income tax	3,106	3,616	3,575
Other interest and dividend income	360	295	252
Total interest income	36,384	37,968	39,609
INTEREST EXPENSE
Interest on deposits	3,343	4,223	6,029
Interest on FHLB and other short-term borrowings	498	719	972
Total interest expense	3,841	4,942	7,001
Net interest income	32,543	33,026	32,608
Provision for loan and lease losses	1,120	3,125	1,896
Net interest income after provision	31,423	29,901	30,712
NONINTEREST INCOME
Gain on loans sold	511	469	521
Trust department income	2,119	1,999	1,965
Service fees on deposit accounts	6,689	6,784	6,781
Brokerage fees	231		42
Earnings on bank-owned life insurance	705	717	841
Gain on sale of securities	2,294	1,458	1,614
Loss on foreclosed property	(1,317)	(948)	(2,434)
Other non-interest income	399	493	438
Total noninterest income	11,631	10,972	9,768
NONINTEREST EXPENSE
Salaries and employee benefits	19,406	18,836	15,811
Net occupancy expense	1,990	1,976	2,116
Depreciation expense	1,412	1,270	1,195
Data processing expense	2,007	1,867	1,738
Legal and professional fees	943	997	1,253
Stationary and office supplies	279	286	434
Advertising and promotions	1,179	1,217	1,588
FDIC Insurance premium expense	703	875	1,494
Other real estate expense	309	640	583
Other noninterest expense	5,286	5,153	5,966
Total noninterest expenses	33,514	33,117	32,178
Income before provision for income taxes	9,540	7,756	8,302
Provision for income taxes	1,916	744	1,043
Net income before noncontrolling interest - dividends on preferred stock of subsidiary	7,624	7,012	7,259
Noncontrolling interest - dividends on preferred stock of subsidiary	16	16	16
Net income for common shareholders	$ 7,608	$ 6,996	$ 7,243
Weighted Average Shares Outstanding (in shares)	5,315,634	5,393,765	5,486,183
Earnings per share (in dollars per share)	$ 1.43	$ 1.3	$ 1.32

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income and Comprehensive Income [Abstract]
Net Income for common shareholders	$ 1,243	$ 1,955	$ 2,081	$ 2,329	$ 1,147	$ 2,293	$ 2,011	$ 1,545	$ 7,608	$ 6,996	$ 7,243
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $1,204, $2,960, and ($352)									1,923	4,728	(561)
Reclassification adjustment for realized (gains) included in net income, net of taxes of ($883), ($561), and ($621), respectively									(1,411)	(897)	(992)
Change in unfunded portion of postretirement benefit obligations, net of tax of $1,008, $1,214 and $43, respectively									1,610	1,940	68
Other Comprehensive Income (Loss)									2,122	5,771	(1,485)
Total Comprehensive Income									$ 9,730	$ 12,767	$ 5,758

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income and Comprehensive Income [Abstract]
Tax on unrealized appreciation (depreciation) on available-for-sale securities	$ 1,204	$ 2,960	$ (352)
Tax on reclassification adjustment for realized gains	(883)	(561)	(621)
Unfunded portion of postretirement benefit obligations, tax	$ 1,008	$ 1,214	$ 43

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
BALANCE at Dec. 31, 2009	$ 95	$ 55,070	$ 53,116	$ (1,078)	$ 107,203
BALANCE (in shares) at Dec. 31, 2009		5,506,993
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			7,259		7,259
Other comprehensive income				(1,485)	(1,485)
Repurchase of common stock		(770)	(1,796)		(2,566)
Repurchase of common stock (in shares)		(76,993)
Cash dividends declared, $0.705 per share for 2010, $0.37 per share for 2011 & 2012 respectively			(4,039)		(4,039)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2010	95	54,300	54,524	(2,563)	106,356
BALANCE (in shares) at Dec. 31, 2010		5,430,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			7,012		7,012
Other comprehensive income				5,771	5,771
Repurchase of common stock		(1,000)	(2,011)		(3,011)
Repurchase of common stock (in shares)		(100,000)
Cash dividends declared, $0.705 per share for 2010, $0.37 per share for 2011 & 2012 respectively			(3,963)		(3,963)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2011	95	53,300	55,546	3,208	112,149
BALANCE (in shares) at Dec. 31, 2011		5,330,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			7,624		7,624
Other comprehensive income				2,122	2,122
Repurchase of common stock		(1,500)	(1,900)		(3,400)
Repurchase of common stock (in shares)		(150,000)
Cash dividends declared, $0.705 per share for 2010, $0.37 per share for 2011 & 2012 respectively			(3,888)		(3,888)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2012	$ 95	$ 51,800	$ 57,366	$ 5,330	$ 114,591
BALANCE (in shares) at Dec. 31, 2012		5,180,000

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income available for common shareholders	$ 7,608	$ 6,996	$ 7,243
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Provision for loan losses	1,120	3,125	1,896
Provision for depreciation and amortization of premises and equipment	1,412	1,270	1,196
Deferred tax expense	(340)	(1,216)	(905)
Net securities gains	(2,294)	(1,458)	(1,614)
Gains on loans sold	(511)	(469)	(521)
Proceeds from sale of mortgage loans held for sale	28,625	24,402	28,000
Funding of mortgage loans held for sale	(28,065)	(23,985)	(27,499)
Loss on other real estate owned	1,317	948	2,434
Gain on sale of assets	(10)
Amortization of deposit base intangibles		19	75
Amortization of investment security premiums, net of accretion of discounts	3,526	2,094	1,792
Increase in cash surrender value of life insurance contracts	(705)	(717)	(844)
(Increase) decrease in Other assets	741	1,210	(2,857)
Increase (decrease) in Other liabilities	2,647	534	416
Total adjustments	7,463	5,757	1,569
Net cash provided by operating activities	15,071	12,753	8,812
INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	421,346	140,580	108,604
Proceeds from maturities and calls of available-for-sale securities	68,673	106,270	148,965
Proceeds from maturities and calls of held-to-maturity securities	3,430	4,725	7,511
Purchases of investment securities available-for-sale	(521,837)	(323,222)	(288,090)
Net (increase) decrease in loans	(50,846)	38,031	16,072
Proceeds from sale of other real estate owned	1,810	1,683	382
Purchase of life insurance	(786)	(263)	(468)
Purchases of premises and equipment	(2,282)	(2,799)	(3,419)
Net cash used in investing activities	(80,492)	(34,995)	(10,443)
FINANCING ACTIVITIES
Net increase in deposits	76,419	64,604	19,501
Net increase (decrease) in securities sold under agreements to repurchase	721	10,162	(85)
Payments to FHLB borrowings	(7,000)	(7,000)	(10,077)
Repurchase of common stock	(3,400)	(3,011)	(2,566)
Cash dividends paid on common stock	(3,944)	(1,991)	(6,106)
Net cash provided by financing activities	62,796	62,764	667
Increase (decrease) in cash and cash equivalents	(2,625)	40,522	(964)
Cash and cash equivalents at beginning of period	73,021	32,499	33,463
Cash and cash equivalents at end of period	70,396	73,021	32,499
Cash paid during the period for expenses
Interest on deposits and borrowed funds	3,717	5,235	3,617
Income Taxes	860	1,143	956
Loans to facilitate sale	1,774
Real estate acquired in settlement of taxes	$ 1,355	$ 1,375

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Policies

The accounting principles followed and the methods of applying those principles conform with accounting principles generally accepted in the United States (“GAAP”) and to general practices in the banking industry. The significant accounting policies applicable to First Farmers and Merchants Corporation (Corporation) are summarized as follows.

Nature of Operations

The Corporation is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, First Farmers and Merchants Bank (the Bank). The Bank is primarily engaged in providing a full range of banking and financial services, including lending, investing of funds, obtaining deposits, trust and wealth management operations, and other financing activities to individual and corporate customers in the middle Tennessee area. The Bank is subject to competition from other financial institutions. The Corporation and Bank are subject to the regulation of certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.

Basis of Presentation

The accompanying consolidated financial statements present the accounts of the Corporation and its wholly-owned subsidiary, First Farmers and Merchants Bank. The Bank has the following direct and indirect subsidiaries: F & M West, Inc., Maury Tenn, Inc., and Maury Tenn Properties, Inc. Noncontrolling interests consist of preferred shares in Maury Tenn Properties, Inc., that are owned by third parties and Maury Tenn, Inc. The preferred shares in Maury Tenn Properties, Inc., receive dividends, which are included in the consolidated statements of income. Intercompany accounts and transactions have been eliminated in consolidation.

Certain items in prior financial statements have been reclassified to conform to the current presentation.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires management of the Corporation and the Bank to make estimates and assumptions that affect the reported amounts of assets and liabilities. Those estimates and assumptions also affect disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan and lease losses, the fair value of financial instruments, the valuation of foreclosed real estate, valuation of deferred tax assets and the liability related to post-retirement benefits.

Concentrations of Credit Risk

The Corporations’ banking activities include granting commercial, residential, and consumer loans to customers primarily located in central, and south central Tennessee and Northern Alabama. The Corporation is continuing to manage all components of its portfolio mix in a manner to reduce risk from changes in economic conditions. Concentrations of credit, as defined for regulatory purposes, are reviewed quarterly by management to ensure that internally established limits based on Tier 1 Capital plus allowance for loan losses and total capital are not exceeded. At December 31, 2012, our concentrations of commercial real estate, rental and leasing were 107% of Tier 1 Capital plus the allowance for loan and lease losses, respectively. Health care and social assistance credits were 41%. Manufacturing and construction credits were 27%. Wholesale trade credits were 25%. These percentages are within our internally established limits regarding concentrations of credit.

Loans secured by non-farm/non-residential real estate comprised 29.5% of the loan portfolio at December 31, 2012. Management remains comfortable with the real estate exposure levels within the commercial loan portfolio. Management believes the commercial real estate portion remains well diversified across several different property types and several different geographic markets, stretching primarily from Davidson County, Tennessee to northern Alabama.

Cash and Due From Banks

Included in cash and due from banks are reserve amounts that are required to be maintained on an average balance in the form of cash and balances due from the Federal Reserve Bank and other banks. At December 31, 2012, the Bank’s required reserve was $4,108 at the Federal Reserve. From time to time throughout the year, the Bank’s balances due from other financial institutions exceeded Federal Deposit Insurance Corporation insurance limits. Furthermore, federal funds sold are essentially uncollateralized loans to other financial institutions.

Cash Equivalents

The Corporation considers all liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents include cash on hand, cash due from banks and federal funds sold. Federal funds are sold for one-day periods.

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of tax. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized cost when the Corporation does not intend to sell a debt security, and it is more likely than not the Corporation will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

If declines in fair value are other than temporary, the carrying value of the securities is written down to fair value as a realized loss with a charge to income for the portion attributable to credit losses and a charge to other comprehensive income for the portion that is not credit related. For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past-due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased commercial loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments.

Allowance for Loan and Lease Losses

The allowance for loan and lease losses is established through provisions for loan and lease losses charged against income. Loan losses are charged against the allowance when management determines that the uncollectibility of a loan has been confirmed. Subsequent recoveries, if any, are credited to the allowance account in the period received.

The adequacy of the allowance for loan and lease losses is evaluated quarterly in conjunction with loan review reports and evaluations that are discussed in meetings with loan officers, credit administration and the Bank’s Board of Directors. The Bank’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay (including the timing of future payments), the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors are considered in this evaluation. This process is inherently subjective as it requires material estimates that are susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans. The allowance for loan and lease losses is maintained at a level believed adequate by management to absorb estimated losses inherent in the loan portfolio.

A loan is considered impaired when it is probable that the Bank will be unable to collect all amounts due (principal and interest) according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Corporation does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

When any secured commercial loan is considered uncollectable, whether past due or not, a current assessment of the value of the underlying collateral is made. If the balance of the loan exceeds the fair value of the collateral, the loan is placed on non-accrual and the loan is charged down to the value of the collateral less estimated cost to sell or a specific reserve equal to the difference between book value of the loan and the fair value assigned to the collateral is created until such time as the loan is foreclosed. When the foreclosed collateral has been legally assigned to the Corporation, a charge off is taken, if necessary, in order that the remaining balance reflects the fair value estimated less costs to sell of the collateral then transferred to other real estate owned or other repossessed assets. When any unsecured commercial loan is considered uncollectable the loan is charged off no later than at 90 days past due.

All closed-end consumer loans (excluding conventional 1-4 family residential loans and installment and revolving loans secured by real estate) are charged off no later than 120 days (5 monthly payments) delinquent. If a loan is considered uncollectable, it is charged off earlier than 120 days delinquent. For conventional 1-4 family residential loans and installment and revolving loans secured by real estate, when a loan is 90 days past due, a current assessment of the value of the real estate is made. If the balance of the loan exceeds the fair value of the property, the loan is placed on nonaccrual and foreclosure proceedings are initiated. When the foreclosed property has been legally assigned to the Corporation, a charge-off is taken with the remaining balance, reflecting the fair value less estimated costs to sell, transferred to other real estate owned.

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income. Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan. The Corporation does not retain servicing rights on loans sold. Loans held for sale at December 31, 2012 and 2011, totaled $2,456 and $2,505, respectively.

Other Real Estate

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

When foreclosed properties are acquired current appraisals are obtained and the properties. Additionally, periodic updated appraisals are obtained on unsold foreclosed properties. When an updated appraisal reflects a market value below the current book value, a charge is booked to current earnings to reduce the property to its new market value less expected sales costs. Our policy for determining the frequency of periodic reviews is based upon consideration of the specific properties and the known or perceived market fluctuations in a particular market and is typically between 12 and 24 months.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization. The provision for depreciation is computed principally on an accelerated method over the estimated useful life of an asset, which ranges from 15 to 39 years for buildings and from three to 25 years for equipment. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to operations as incurred. Gains or losses from the disposition of property are reflected in operations, and the asset accounts and related allowances for depreciation are reduced.

Federal Reserve and Federal Home Loan Bank Stock

Federal Reserve and Federal Home Loan Bank stock are required investments for institutions that are members of the Federal Reserve and Federal Home Loan Bank systems. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment. At December 31, 2012 and 2011, Federal Reserve and Federal Home Loan Bank stock totaled $3,879.

Goodwill

Goodwill is evaluated annually for impairment. Quantitative and qualitative assessments are performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not the fair value is less than the carrying amount, including goodwill. If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then goodwill is tested further for impairment. If the implied fair value of goodwill is lower than its carrying amount, a goodwill impairment is indicated and goodwill is written down to its implied fair value. Subsequent increases in goodwill value are not recognized in the financial statements.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation—put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

The Corporation files consolidated income tax returns with its subsidiaries. The Corporation accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Corporation determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment. With a few exceptions, the Corporation is no longer subject to U.S. federal tax examinations for years before 2009, and state and local tax examinations by tax authorities for years before 2008.

The Corporation recognizes interest and penalties on income taxes as a component of income tax expense.

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature within one to four days from the transaction date. Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction

Fair Value Measurements

FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and requires certain disclosures about fair value measurements. See Note 12 - Fair Value Measurement. In general, fair values of financial instruments are based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as input, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Corporation’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Shareholders’ Equity and Earnings Per Share

Basic earnings per share represent income available to shareholders divided by the weighted average number of shares of Corporation common stock outstanding during the period. Diluted earnings per share reflect additional shares of common stock that would have been outstanding if potentially dilutive shares of common stock had been issued, as well as any adjustment to income that would result from the assumed conversion. For the years ended December 31, 2012, 2011 and 2010, there were no potentially dilutive shares of common stock issuable.

In 2012, the Corporation adopted a plan to repurchase shares of its common stock. The plan allowed the purchase of up to 150,000 shares. The Corporation purchased 150,000 shares in 2012. For 2011, the Corporation adopted a similar plan allowing it to repurchase up to 100,000 shares of common stock. The Corporation repurchased 100,000 shares in 2011 and 76,993 in 2010.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities and changes in the net actuarial gain/loss of the postretirement benefit obligation.

The components of accumulated other comprehensive income, included in shareholder’s equity, are as follows as of December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
Net unrealized gains (losses)
on available-for-sale securities	$5,747	$4,914	$(1,316)
Net actuarial (gain) loss on unfunded portion
of postretirement benefit obligation	2,920	302	(2,852)
	8,667	5,216	(4,168)
Tax effect	3,337	2,008	1,605

Other comprehensive income (loss)	$5,330	$3,208	(2,563)

Transfers Between Fair Value Hierarchy Levels

Transfers in and out of Level 1 (quoted market prices), Level 2 (other significant observable inputs) and Level 3 (significant unobservable inputs) are recognized on the period end date.

Segment Reporting

Management analyzes the operations of the Corporation assuming one operating segment, community lending services.

Recent Accounting Pronouncements

ASU No. 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. ASU 2011-02 became effective for the Corporation on July 1, 2012, and applies retrospectively to restructurings occurring on or after January 1, 2012. See Note 3 - Loans.

ASU No. 2011-03, “Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements” is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (i) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criterion. ASU 2011-03 was effective for the Corporation on January 1, 2012, and did not have a significant impact on the Corporation’s financial statements.

ASU 2011-04, “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS” amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-05, “Comprehensive Income (Topic 220) - Presentation of Comprehensive Income” amends Topic 220, “Comprehensive Income,” to require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 is effective for annual and interim periods beginning after December 15, 2012; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 “Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” as further discussed below. ASU 2011-05 is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment” amends Topic 350, “Intangibles – Goodwill and Other,” to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2012, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-11, “Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities” amends Topic 210, “Balance Sheet,” to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements and reverse sale and repurchase agreements and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the statement of financial position and/or subject to a master netting arrangement or similar agreement. ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-12 “Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to redeliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12. ASU 2011-12 is effective for annual and interim periods beginning after December 15, 2012, and is not expected to have a significant impact on the Corporation’s financial statements.

SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
SECURITIES
NOTE 2 – SECURITIES

The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2012 and 2011, are summarized as follows (dollars in thousands):

	Amortized	Gross Unrealized		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$143,897	$400	$280	$144,017
U.S. Government sponsored agency mortgage backed securities	131,917	1,856	55	133,718
States and political subdivisions	7,273	3,306	-	50,579
Corporate bonds	16,884	529	9	17,404
	339,971	6,091	344	$345,718
Held-to-maturity securities
States and political subdivisions	31,755	1,665	-	33,420

	Amortized	Gross Unrealized		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$58,793	$214	$6	$59,001
Mortgage backed securities	175,352	843	145	176,050
States and political subdivisions	56,452	3,494	-	59,946
Other securities	18,759	582	68	19,273
	$309,356	$5,133	$219	$314,270
Held-to-maturity securities
States and political subdivisions	$35,214	$2,061	$-	$37,275

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2012 and 2011, was approximately $83,579 and $85,009, which was approximately 22% and 24%, respectively, of the Corporation’s available-for-sale and held-to-maturity investment portfolio. The Corporation evaluates its investment portfolio on a quarterly basis for impairment. The analysis performed as of December 31, 2012, and December 31, 2011, indicated that all impairment was considered temporary, market driven due primarily to fluctuations in market interest rates and not credit-related.

The following table shows the Corporation’s investments’ gross unrealized losses and fair value of the Corporation’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2012 and 2011:

December 31, 2012	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$68,979	$280	$-	$-	$68,979	$280
US Government sponsored agency mortgage
backed securities	12,881	55	-	-	12,881	55
Corporate bonds	1,719	9	-	-	1,719	9
	$83,579	$344	$-	$-	$83,579	$344

December 31, 2011	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$15,063	$6	$-	$-	$15,063	$6
Mortgage backed securities	40,792	145	-	-	40,792	145
Other securities	29,154	68	-	-	29,154	68
	$85,009	$219	$-	$-	$85,009	$219

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
December 31, 2012	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Within one year	$6,198	$6,270	$3,188	$3,208
One to five years	16,802	17,586	7,987	8,384
Five to ten years	161,212	162,453	13,617	14,425
After ten years	23,842	25,691	6,963	7,403
Mortgage-backed securities	131,917	133,718	-	-
Total	$339,971	$ $345,718	$31,755	$33,420

The carrying value of securities pledged as collateral to secure public deposits and for other purposes was $210,800 at December 31, 2012, and $196,100 at December 31, 2011.

The book value of securities sold under agreements to repurchase amounted to $26,500 and $22,200 at December 31, 2012 and 2011, respectively.

Gross gains of $2,455, $1,509 and $1,659 resulting from sales of available-for-sale securities were realized for at December 31, 2012, 2011 and 2010, respectively. A loss of $155 was included in the net gain of $2,300 for December 31, 2012. A loss of $9 was included in the net gain of $1,500 for December 31, 2011. Losses of $45 were included in the net gain of $1,614 for December 31, 2010.

LOANS	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
LOANS
NOTE 3 – LOANS

The following table presents the Bank’s loans by category as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012	December 31, 2011
Commercial
Commercial and industrial	$83,631	$60,448
Non-farm, nonresidential real estate	167,565	139,642
Construction and development	36,323	29,042
Commercial loans secured by real estate	23,983	6,161
Other commercial	24,423	45,630
Total commercial	$335,925	$280,923
Residential and consumer
Consumer loans	11,621	14,297
Single family residential	196,349	196,882
Other retail	23,264	25,700
Total residential and consumer	231,234	$236,879
	$567,159	$517,802
Less:
Allowance for loan losses	(8,809)	(9,200)
Total net loans	$558,350	$508,602

Loan Origination/Risk Management. The Corporation has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and nonperforming and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. Underwriting standards are designed to promote relationship banking rather than transactional banking. Once it is determined that the borrower’s management possesses sound ethics and solid business acumen, the Corporation’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Corporation avoids financing single-purpose projects unless other underwriting factors are present to help mitigate risk. The Corporation also utilizes third-party experts to provide insight and guidance about economic conditions and trends affecting market areas it serves. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. At December 31, 2012, approximately eighty percent of the outstanding principal balance of the Corporation’s commercial real estate loans were secured by owner-occupied properties.

With respect to loans to developers and builders that are secured by nonowner occupied properties that the Corporation may originate from time to time, the Corporation generally requires the borrower to have had an existing relationship with the Corporation and have a proven record of success. Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based upon estimates of costs and value associated with the complete project. These estimates may be inaccurate.

Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Corporation until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

The Corporation originates residential and consumer loans utilizing a computer-based credit scoring analysis to supplement the underwriting process. To monitor and manage consumer loan risk, policies and procedures are developed and modified, as needed, jointly by line and staff personnel. This activity, coupled with relatively small loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, trend and outlook reports are reviewed by management on a regular basis. Underwriting standards for home equity loans are heavily influenced by statutory requirements, which include, but are not limited to, a maximum loan-to-value percentage of 80%, collection remedies, the number of such loans a borrower can have at one time and documentation requirements.

The Corporation contracts with a third party vendor to perform loan reviews. The Corporation reviews and validates the credit risk program on an annual basis. Results of these reviews are presented to management. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The goal of the Bank is to diversify loans to avoid a concentration of credit in a specific industry, person, entity, product, service, or any area vulnerable to a tax law change or an economic event. A concentration of credit occurs when obligations, direct or indirect, of the same or affiliated interests represent 15 percent or more of the Bank’s capital structure. Real estate rental and leasing represented the highest concentration at 107% of tier 1 capital. The board of directors recognizes that the bank’s geographic trade area imposes some limitations regarding loan diversification if the Bank is to perform the function for which it has been chartered.

Specifically, lending to qualified borrowers within the Bank’s trade area will naturally cause concentrations of real estate loans in the primary communities served by the Bank and loans to employees of major employers in the area.

The following table provides details regarding the aging of the Bank’s loan portfolio (dollars in thousands):

	30-89 Days	90 Days and	Total		Total
December 31, 2012	Past Due	Greater Past Due	Past Dues	Current	Loans
Residential and consumer
Consumer	$112	$7	$119	$11,502	$11,621
Single-family residential	3,543	387	3,930	192,419	196,349
Other retail	193	-	193	23,071	23,264
Residential and consumer total	$3,848	$394	$4,242	$226,992	$231,234
Commercial
Commercial and industrial	$618	$1,457	$2,075	$81,556	$83,631
Nonfarm, nonresidential real estate	666	448	1,114	166,451	167,565
Construction and development	160	-	160	36,163	36,323
Commercial loans secured by real estate	22	193	215	23,768	23,983
All other commercial	741	1,379	2,120	22,303	24,423
Commercial total	$2,207	$3,477	$5,684	$330,241	$335,925
Total	$6,055	$3,871	$9,926	$557,233	$567,159

	30-89 Days	90 Days and	Total		Total
December 31, 2011	Past Due	Greater Past Due	Past Dues	Current	Loans
Retail
Consumer loans	$73	$4	$77	$14,220	$14,297
Single-family residential	5,131	1,002	6,133	190,749	196,882
Other retail	1	-	1	25,699	25,700
Retail Total	$5,205	$1,006	$6,211	$230,665	$236,879
Commercial
Commercial and industrial	$3,858	$1,419	$5,277	$55,171	$60,448
Nonfarm, nonresidential real estate	2,166	320	2,486	137,156	139,642
Construction and development	44	-	44	28,998	29,042
Commercial loans secured by real estate	-	-	-	4,095	4,095
Other commercial	1,441	159	1,600	50,191	47,696
Commercial total	$7,509	$1,898	$9,407	$271,516	$280,923
Total	$12,714	$2,904	$15,618	$502,184	$517,802

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Corporation will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings.

The following table summarizes the impaired loans by loan type as of December 31, 2012 and 2011 (dollars in thousands):

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2012	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial
Commercial and industrial	$2,036	$1,076	$328	$1,404	$103	$3,483	$74
Nonfarm, nonresidential real estate	3,613	2,417	-	2,417	-	1,606	83
Construction and development	682	-	682	682	118	682	35
Other commercial	3,124	3,124	-	3,124		3,099	126
Commercial total	9,455	6,617	1,010	7,627	221	8,870	318
Retail
Single-family residential	1,237	402	613	1,015	82	1,059	39
Retail total	1,237	402	613	1,015	82	1,059	39
Total	$10,692	$7,019	$1,623	$8,642	$303	$9,929	$357

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2011	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial
Commercial and industrial	$5,839	$738	$5,678	$5,446	$601	$5,069	$193
Nonfarm, nonresidential real estate	4,378	2,986	2,115	4,573	307	5,232	35
Construction and development	870	-	870	870	203	941	39
Other commercial	3,238	-	-	1,498	-	1,527	190
Commercial total	14,325	3,724	8,663	12,387	1,111	12,769	457
Retail
Single-family residential	1,388	142	1,075	1,217	131	1,269	44
Retail total	1,388	142	1,075	1,217	131	1,269	44
Total	$15,713	$3,866	$9,738	$13,604	$1,242	$14,038	$501

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2010	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial	$27,198	$9,215	$14,333	$23,548	$2,707	$24,274	$916
Residential real estate	1,784	801	744	1,545	205	1,611	42
Total	$28,982	$10,016	$15,077	$25,093	$2,912	$25,885	$958

* Interest income recognized approximates cash bases interest income.

Year-end Nonaccrual loans, segregated by class of loans, were as follows at December 31, 2012 and 2011 (dollars in thousands):

	2012	2011
Commercial & industrial	$1,595	$5,030
Nonfarm, nonresidential	1,372	2,030
Construction and development	50	267
Commercial real estate	126	-
Other commercial	1,379	-
Consumer	11	72
Single-family residential	3,541	4,070
Total	$8,074	$7,399

Included in certain loan categories of impaired loans are certain loans that have been modified in a troubled debt restructuring where economic concessions have been granted to borrowers who have experienced financial difficulties. These concessions typically result from our loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Modifications of terms for our loans and their inclusion as troubled debt restructurings are based on individual facts and circumstances. Loan modifications that are included as troubled debt restructurings may involve either an increase or reduction of the interest rate, extension of the term of the loan, or deferral of principal and/or interest payments, regardless of the period of the modification. All of the loans identified as troubled debt restructuring were modified due to financial stress of the borrower. In order to determine if a borrower is experiencing financial difficulty, an evaluation is performed to determine the probability that the borrower will be in payment default on any of its debt in the foreseeable future with the modification. This evaluation is performed under the Corporation’s internal underwriting policy.

When the Corporation modifies loans in a troubled debt restructuring, the Corporation evaluates any possible impairment similar to other impaired loans based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan or lease agreement, or use the current fair value of the collateral, less selling costs for collateral dependent loans. If the Corporation determined that the value of the modified loan is less than the recorded investment in the loan, impairment is recognized through an allowance estimate or a charge-off to the allowance. In periods subsequent to modification, the Corporation evaluates all troubled debt restructuring, including those that have payment defaults, for possible impairment and recognize impairment through the allowance.

As of December 31, 2012, the Corporation did not have any commitments to extend additional funds to borrowers with loans modified and included as a troubled debt restructuring.

During 2012, certain loans were modified in troubled debt restructurings, where economic concessions were granted to borrowers consisting of reductions in the interest rates, payment extensions, forgiveness of principal, and forbearances. Presented below, segregated by class of loans, are troubled debt restructurings that occurred during the year ended December 31, 2012 and 2011(dollars in thousands):

	Twelve Months Ended December 31, 2012			Twelve Months Ended December 31, 2011
		Post-			Post-
		Modification	Net Charge-offs		Modification	Net Charge-offs
	Number of	Outstanding	Resulting from	Number of	Outstanding	Resulting from
(Dollars in Thousands)	Loans	Balance	Modifications	Loans	Balance	Modifications
Commercial:
Commercial and industrial	1	$8	$-	8	$3,319	$-
Nonfarm nonresidential	1	361	-	7	1,828	-
Tax exempt state and political	-	-	-	1	1,379	-
Farmland	-	-	-	2	171	-
Retail:
Consumer	1	3	-	6	36	-
Single-family residential	3	237	-	8	1,197	-

Total troubled debt restructurings	6	$609	$-	32	$7,930	$-

Loans retain their accrual status at the time of their modification. As a result, if a loan is on nonaccrual status at the time it is modified, it stays as nonaccrual status, and if a loan is on accrual status at the time of the modification, it generally stays on accrual status. Commercial and consumer loans modified in a troubled debt restructuring are closely monitored for delinquency as an early indicator of possible future default. If loans modified in a troubled debt restructuring subsequently default, the Corporation evaluates the loan for possible further impairment. The allowance for loan losses may be increased, adjustments may be made in the allocation of the allowance, or partial charge-offs may be taken to further write-down the carrying value of the loan. The Corporation considers a loan in default when it is 90 days or more past due or transferred to nonaccrual.

As of December 31, 2012, the Corporation did not have any loans that were modified in troubled debt restructurings during the past twelve months that have subsequently defaulted. Loans modified during the past 12 months that subsequently defaulted during 2011 were as follows:

	Twelve Months Ended
	December 31, 2011
	Number of	Recorded
(in thousands)	Loans	Balance
Commercial:
Nonfarm nonresidential	1	$320
Retail:
Consumer	1	20
Single family residential	1	441
Total defaulted restructured loans	3	$781

Credit Quality Indicators. As part of the ongoing monitoring of the credit quality of the Corporation’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) the weighted-average risk grade of commercial loans, (ii) the level of classified commercial loans, (iii) net charge-offs, (iv) nonperforming loans and (v) the general economic conditions in the State of Tennessee.

The Corporation uses a risk grading matrix to assign a risk grade to each of its commercials loans. Loans are graded on a scale of 1-8. A description of the general characteristics of the 8 risk grades is as follow

Risk Rating 1: Minimal Risk

General Characteristics:

  Substantially risk free.
  Federal, state, or municipal subdivisions with acceptable investment grade credit rating.
  Large national, regional, or local entity with proven access to capital markets. x Diversity in its line of business with stable and diversified sales base.
  Borrower is considered to be an industry leader with many consecutive years of strong profits and exhibits a financial condition, equity position, liquidity, and debt service capacity far exceeding industry norms.
  Borrower has an abundance of unpledged financeable assets coupled with superior cash generation capabilities.
  Industry conditions and trends are positive and strong.
  Borrower has strong management with evidence of management succession.
  Credit rating by Moody’s, Standard & Poor, or other qualified rating agency that is grade A or higher.
  A cash-secured loan with the cash on deposit in our bank or a guaranty from the Federal government also warrants this risk rating.

Risk Rating 2: Modest Risk

General Characteristics:

  Borrower shows strong profitability, liquidity, and capitalization better than industry norms and a strong market position in the region.
  Borrower may have limited access to public markets for short-term needs or capital requirements, but has ready access to alternative financing.
  Loans may be unsecured based on the financial strength of the borrower or secured by collateral that is considered liquid and marketable.
  Borrower has a proven history of profitability and financial stability.
  Borrower has a strong market position in its industry and has an abundance of financeable assets available to protect the Bank’s position.
  Proven and steady management with good management succession.
  Borrower can withstand major market instabilities of short duration.
  Credit rating by Moody’s, Standard & Poor, or other qualified rating agency that is grade BAA or higher.

Risk Rating 3: Average Risk

General Characteristics:

  Borrower shows a stable earnings history and financial condition in line with industry norms with indications that these trends will continue.
  The credit extension is considered sound; however, elements may be present which suggest the borrower may not be free from temporary impairments in the future.
  Liquidity and leverage is in line with industry norms.
  Good management with acceptable management succession.
  Under most economic and business conditions, has access to alternative financing but limited or no access to capital markets for short-term or capital needs.
  Borrower may be an individual with a sound financial condition and liquidity with proven historical income to repay the debt as scheduled.
  Credit extensions are generally secured by acceptable collateral.

Risk Rating 4: Acceptable Risk

General Characteristics:

  Credit is to a borrower with smaller margins of debt service coverage and with some elements of reduced financial strength.
  Borrower is generally in a lower average market position in its industry.
  Borrower shows satisfactory asset quality and liquidity, good debt capacity and coverage, and good management in critical positions.
  Management is of unquestioned character but management succession may be questionable.
  Borrower can obtain similar financing from other financial institutions.
  Interim losses or moderately declining earnings trends may occur, but the borrower has sufficient strength and financial flexibility to offset these issues.
  Credit may be to individuals with a moderately leveraged financial condition but with satisfactory liquidity and income to cover debt repayment requirements.
  Business borrowers may have moderate leverage, but must have historically consistent cash flow to cover debt service and other operating needs.
  Business borrowers may also have erratic or cyclical operating performances but should demonstrate strong equity positions to support these profitability swings.
  Asset-based loans that have stabilized and proven performance with the financial capacity to provide for annual clean up may qualify for this rating.
  Borrower has no access to capital markets but would be financeable by another financial institution or finance company.
  Credit extensions are generally secured by acceptable collateral.

Risk Rating 5: Pass/Watch

General Characteristics:

Loans considered for this risk rating require a heightened level of supervision.

A) Transitional, Event Driven - This category of risk-rated 5 loans captures responses to early warning signals from a relationship and, therefore, signifies a specific, event-driven, transitional credit grade. The event is generally something unplanned or unexpected such as a death, a disaster, the loss of a major client, product line, or key employee; divorce, or health condition of the owner or key management person. The Risk Rating 5 category may be used in transitional upgrades as well as transitional downgrades of credit relationships. Under these criteria, the risk rating 5 necessitates a plan of action to either upgrade the credit to a Pass rating (Risk Rating 1-4), downgrade the credit to a criticized asset, or exit the relationship within six months.

B) Ongoing Supervision Warranted - This risk rating may also be utilized to identify loans having inherent characteristics which warrant more than the normal level of supervision. Loans meeting these criteria may include larger, more complex loans with unusual structures. Loans, which, due to structure or nature of the collateral require above average servicing, may also be considered for this risk rating. Unlike other criteria listed previously for the Pass/Watch risk rating, these particular characteristics tend not to be one-time or transitional in nature; therefore, these loans may be expected to remain in this risk rating category longer than six months. A loan might remain in this risk rating category for its life or until the characteristic warranting the Pass/Watch rating can be eliminated or effectively mitigated.

  Borrowers may exhibit declining earnings, strained cash flow, increasing leverage, or weakening market positions that indicate a trend toward an unacceptable risk.
  Borrower’s liquidity, leverage, and earnings performance is below or trending below industry norms.
  Interim losses and other adverse trends may occur but not to the level that would impair the Bank’s position.
  Borrower may be a newly formed company or in a new line of business or may be an established business with new or unproven management. Borrower should be adequately capitalized, but may not yet have achieved stabilized cash flow.
  Borrower generally has a small market position in its industry.
  Borrower may be engaged in an industry that is experiencing an economic downturn or is particularly susceptible to uncontrollable external factors.
  Management is of good character although some management weakness may exist, including lack of depth or succession.

  Borrowers generally have limited additional debt capacity and modest coverage, and average or below-average asset quality, margins, and market share.
  Borrower’s ability to obtain financing from other financial institutions may be impaired.
  Credit to individuals with marginal financial condition and liquidity but with income still sufficient to service the debt.

Risk Rating 6: Special Mention

A special mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

General Characteristics:

  Cash flow may not be sufficient to fund anticipated cash needs.
  Sufficiently or modestly sufficiently financeable assets are available to protect the Bank’s position.
  Adverse trends in operations/profits or unbalanced position in the balance sheet but not to the point where repayment is in jeopardy.
  Borrower generally shows limited liquidity or high leverage.
  Borrower’s financial position is in the lower quartile of industry norms.
  Business exhibits a deteriorating market position in the industry.
  Management lacks depth and succession.
  Business is unable to withstand temporary setbacks without affecting repayment capability.
  Borrower is not financeable by another bank but possibly by a finance company or specialized lender.

Risk Rating 7: Substandard

A substandard asset is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

General Characteristics:

  The primary source of repayment no longer provides satisfactory support and repayment is dependent on secondary sources.
  A substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any.
  Normal repayment from the borrower is impaired although no loss of principal is envisioned.
  A partial loss of interest or principal will occur if the deficiencies are not corrected.
  Cash flow is generally not sufficient to fund anticipated cash needs.
  Financeable assets may not be sufficient to protect the Bank’s position.
  Adverse trends in operations that jeopardized debt repayment may require the borrower to undertake a significant reorganization of financing or the business.
  Borrower shows poor liquidity and high leverage impairing the repayment of the debt in accordance with agreed upon terms.
  Management lacks depth and succession; may be inexperienced or of questionable character.
  Borrower’s market position in the industry is deteriorating.
  Borrower is not financeable by another bank or finance company.

Risk Rating 8: Doubtful

An asset classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

General Characteristics:

  Inadequate primary source of repayment. Assumes a less than satisfactory secondary source of repayment on a most-likely case basis. There may be an adequate secondary source of repayment on a best-case basis.
  Borrowers have the same weaknesses found in Substandard borrowers.
  Loss probability is extremely high but because of certain important and reasonably specific factors that may work to strengthen the loan, its classification as an estimated loss is deferred until a more exact status may be determined.
  Pending factors may include proposed merger or acquisition, liquidation procedures, capital injections, perfecting liens on additional collateral and refinancing plans. x Cash flow is insufficient to fund cash needs.
  Financeable assets are insufficient to protect the Bank’s position.
  Source of debt repayment is dependent on liquidation of assets with a probable loss.
  Borrower may no longer be a going concern or may not exist as a going concern for the foreseeable future.
  No alternative financing sources exist.

The following table presents risk grades and classified loans by class of commercial loan (dollars in thousands):

December 31, 2012
		Nonfarm,		Commercial Loans	All Other
Commercial Loan Portfolio: Credit risk	Commercial &	Nonresidential	Construction &	Secured by	Commercial	Commercial
profile by internally assigned grade	Industrial	Real Estate Loans	Development	Residential R/E	Loans	Loan Totals

Pass (1-5)	$81,560	$164,290	$35,543	$21,660	$22,857	$325,910
Special Mention (6)	269	815	98	398	-	1,580
Substandard (7)	726	2,460	682	1,925	187	5,980
Doubtful (8)	1,076	-	-	-	1,379	2,455
TOTALS	$83,631	$167,565	$36,323	$23,983	$24,423	$335,925

Retail Loan Portfolio: Credit risk profiles	Consumer	Single-Family	All Other	Retail Loan
based on delinquency status classification	Loans	Residential**	Retail Loans	Totals

Performing	$11,610	$192,808	$23,131	$227,549
Nonperforming*	11	3,541	133	3,685
TOTALS	$11,621	$196,349	$23,264	$231,234

December 31, 2011
		Nonfarm,		Commercial Loans	All Other
Commercial Loan Portfolio: Credit risk	Commercial &	Nonresidential	Construction &	Secured by	Commercial	Commercial
profile by internally assigned grade	Industrial	Real Estate Loans	Development	Residential R/E	Loans	Loan Totals

Pass (1-5)	$50,163	$131,786	$27,613	$5,045	$42,771	$257,378
Special Mention (6)	4,137	4,232	504	439	-	9,312
Substandard (7)	1,692	2,033	925	677	1,480	6,807
Doubtful (8)	4,456	1,591	-	-	1,379	7,426
TOTALS	$60,448	$139,642	$29,042	$6,161	$45,630	$280,923

Retail Loan Portfolio: Credit risk profiles	Consumer	Single-Family	All Other	Retail Loan
based on delinquency status classification	Loans	Residential**	Retail Loans	Totals

Performing	$14,225	$193,753	$25,368	$233,346
Nonperforming*	72	3,129	332	3,533
TOTALS	$14,297	$196,882	$25,700	$236,879
*	Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due. For purposes of this table, all loans graded substandard or below are included in nonperforming.

**	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit

ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2012
Allowance For Loan and Lease Losses [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES

NOTE 4 – ALLOWANCE FOR LOAN AND LEASE LOSSES

Allowance for Possible Loan Losses. The allowance for possible loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The Corporation’s allowance for possible loan loss methodology includes allowance allocations calculated in accordance with ASC Topic 310, “Receivables” and allowance allocations calculated in accordance with ASC Topic 450, “Contingencies.” Accordingly, the methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Corporation’s process for determining the appropriate level of the allowance for possible loan losses is designed to account for credit deterioration as it occurs. The provision for possible loan losses reflects loan quality trends, including the levels of and trends related to non-accrual loans, past due loans, potential problem loans, criticized loans and net charge-offs or recoveries, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for possible loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

The level of the allowance reflects management’s continuing evaluation of industry concentrations, specific credit risks, loan loss experience, current loan portfolio quality, present economic, political and regulatory conditions and unidentified losses inherent in the current loan portfolio. Portions of the allowance may be allocated for specific credits; however, the entire allowance is available for any credit that, in management’s judgment, should be charged off. While management utilizes its best judgment and information available, the ultimate adequacy of the allowance is dependent upon a variety of factors beyond the Corporation’s control, including, among other things, the performance of the Corporation’s loan portfolio, the economy, changes in interest rates and the view of the regulatory authorities toward loan classifications.

The Corporation’s allowance for possible loan losses consists of three elements: (i) specific valuation allowances determined in accordance with ASC Topic 310 based on probable losses on specific loans; (ii) historical valuation allowances determined in accordance with ASC Topic 450 based on historical loan loss experience for similar loans with similar characteristics and trends, adjusted, as necessary, to reflect the impact of current conditions; and (iii) general valuation allowances determined in accordance with ASC Topic 450 based on general economic conditions and other qualitative risk factors both internal and external to the Corporation.

The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Commercial loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligor’s ability to repay; (ii) the underlying collateral, if any; and (iii) the economic environment and industry in which the borrower operates. This analysis is performed at the relationship manager level for all commercial loans. When a loan has a calculated grade of 7 or higher, a special assets officer analyzes the loan to determine whether the loan is impaired and, if impaired, the need to specifically allocate a portion of the allowance for possible loan losses to the loan. Specific valuation allowances are determined by analyzing the borrower’s ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower’s industry, among other things.

Historical valuation allowances are calculated based on the historical loss experience of specific types of loans and the internal risk grade of such loans at the time they were charged-off. The Corporation calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool. The historical loss ratios are periodically updated based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool. The Corporation’s pools of similar loans include similarly risk-graded groups of commercial and industrial loans, commercial real estate loans, consumer real estate loans and consumer and other loans.

The components of the general valuation allowance include (i) the additional reserves allocated to specific loan portfolio segments as a result of applying an environmental risk adjustment factor to the base historical loss allocation and (ii) the additional reserves that are not allocated to specific loan portfolio segments including allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management.

There is an inherent imprecision in calculating the specific portion of the allowance for loan and lease losses (“ALLL”). Therefore, a factor has been added to the allocation of each of the identified segments of the loan portfolio to account for the imprecision.

Included in the general valuation allowances are allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management. Concentration risk limits have been established, among other things, for certain industry concentrations, large balance and highly leveraged credit relationships that exceed specified risk grades, and loans originated with policy exceptions that exceed specified risk grades.

The allowance for loan losses is maintained at a level considered adequate to provide for the losses that can be reasonably anticipated. Management’s periodic evaluation of the adequacy of the allowance is based on the Corporation’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to change. During the first quarter of 2012, as part of the quantitative analysis of the adequacy of the allowance for loan losses, management adjusted its projection of probable loan losses. In prior years, the Corporation used a historic loss period of four quarters for all segments when estimating the historic charge off rates calculated in accordance with ASC Topic 450. During the first quarter of 2012, the Corporation changed the historic period to a rolling eight-quarter historic look-back period to better reflect the risk related to each individual segment of loans. During the third quarter of 2012, management adjusted the number of loan segments and incorporated environmental factors for various components such as economic conditions, trends in delinquencies, loan review assessments, credit concentrations and level of underperforming ratios. None of these changes have had a significant impact on the recorded amount of the allowance for loan losses.

General valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Corporation. In general, such valuation allowances are determined by evaluating, among other things: (i) the experience, ability and effectiveness of the Bank’s lending management and staff; (ii) the effectiveness of the Corporation’s loan policies, procedures and internal controls; (iii) changes in asset quality; (iv) changes in loan portfolio volume; (v) the composition and concentrations of credit; (vi) the impact of competition on loan structuring and pricing; (vii) the effectiveness of the internal loan review function; (viii) the impact of environmental risks on portfolio risks; and (ix) the impact of changes to interest rates on portfolio risk. Management evaluates the degree of risk that each one of these components has on the quality of the loan portfolio on a quarterly basis. Each component is determined to have either a high, moderate or low degree of risk. The results are then input into a “general allocation matrix” to determine an appropriate general valuation allowance.

Included in the general valuation allowances are allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management. Concentration risk limits have been established, among other things, for certain industry concentrations, large balance and highly leveraged credit relationships that exceed specified risk grades, and loans originated with policy exceptions that exceed specified risk grades.

Loans identified as losses by management and internal loan review are charged-off. Furthermore, consumer loan accounts are charged-off automatically based on regulatory requirements.

The following table summarizes the allocation in the allowance for loan losses by loan segment for the years ended December 31, 2012, 2011 and 2010 (dollars in thousands):

		Residential	Consumer &
December 31, 2012	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	$5,957	$2,113	$192	$938	$9,200
Less: Charge-offs	1,690	176	19	-	1,885
Add: Recoveries	364	2	8	-	374
Add: Provisions	2,897	(830)	(9)	(938)	1,120
Ending Balance	$7,528	$1,109	$172	$-	$8,809

		Residential	Consumer &
December 31, 2012	Commercial	Real Estate	Other Retail	Unallocated	Totals
Loans individually evaluated for impairment	$221	$82	$-	$-	$303
Loans collectively evaluated for impairment	7,307	1,027	172	-	8,507
Ending Balance	$7,528	$1,109	$172	$-	$8,809

The following table shows loans as of December 31, 2012 and 2011, related to each balance in the allowance for possible loan and lease losses by portfolio segment and disaggregated on the basis of the Bank’s impairment methodology (dollars in thousands):

		Residential	Consumer &	Totals
December 31, 2012	Commercial	real estate	other retail
Loans
Loans individually evaluated for impairment	$7,627	$1,015	$-	$8,642
Loans collectively evaluated for impairment	328,298	195,334	34,885	558,517
Total	$335,925	$196,349	$34,885	$567,159

		Residential	Consumer &
December 31, 2011	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	$6,915	$2,001	$408	$96	$9,420
Less: Charge-offs	3,353	52	147	-	3,552
Add: Recoveries	103	-	104	-	207
Add: Provisions	2,292	164	(173)	842	3,125
Ending Balance	$5,957	$2,113	$192	$938	$9,200

		Residential	Consumer &
December 31, 2011	Commercial	Real Estate	Other Retail	Unallocated	Totals
Loans individually evaluated for impairment	$1,111	131	-	-		$1,242
Loans collectively evaluated for impairment	4,846	1,982	192	938		7,958
Ending Balance	$5,957	$2,113	$192	$938	$	$9,200

		Residential	Consumer &
December 31, 2011	Commercial	real estate	other retail	Totals
Loans
Loans individually evaluated for impairment	12,387	1,217	-	13,604
Loans collectively evaluated for impairment	268,536	221,365	14,297	504,198
Total	$280,923	$222,582	$14,297	$517,802

The following table summarizes the changes in the allowance for loan losses for the year ended December 31, 2010 (dollars in thousands):

		Residential	Consumer &
December 31, 2010	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	6,375	1,227	489	838	8,929
Less: Charge-offs	(2,046)	(108)	(77)	-	(2,231)
Add: Recoveries	782	-	44	-	826
Add: Provisions	1,804	882	(48)	(742)	1,896
Ending Balance	$6,915	$2,001	$408	$96	$9,420

BANK PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
BANK PREMISES AND EQUIPMENT
NOTE 5 – BANK PREMISES AND EQUIPMENT

The following table presents the Bank’s assets by category at December 31, 2012 and 2011(dollars in thousands):

	2012	2011
Land	$9,003	$9,003
Premises	22,717	20,784
Furniture and equipment	9,401	9,718
Leasehold improvements	1,319	1,398
	42,440	40,903
Less allowance for depreciation and amortization	(16,023)	(15,366)
	$26,417	$25,537

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Certain related parties (primarily directors and senior officers of the Corporation or the Bank, including their affiliates, families and companies in which they hold 10% or more ownership) were customers of, and had loans and other transactions with, the Bank in the ordinary course of business. An analysis of the activity with respect to such loans for the years ended December 31, 2012 and 2011, is shown in the table below (dollars in thousands). These totals exclude loans made in the ordinary course of business to other companies with which neither the Corporation nor the Bank had a relationship other than the association of one of its directors in the capacity of officer or director. These loan transactions were made on substantially the same terms as those prevailing at the time for comparable loans to other persons.

They did not involve more than the normal risk of collectability or present other unfavorable features. No related party loans were charged off in 2012 or 2011.

Activity for related party transactions during 2012 and 2011 is as follows (dollars in thousands):

	2012	2011
Related party extensions of credit, beginning of period	$3,829	$4,361
New loans	745	848
Repayments	(743)	(1,380)
Related party extensions of credit, end of period	$3,831	$3,829

The aggregate balances of related party deposits at December 31, 2012 were $15,984.

The aggregate balances of related party repurchase agreements at December 31, 2012 were $8,694.

The Corporation and Bank utilize various services and purchased goods provided certain related parties. Significant services provided by a director during 2012 totaled $1,105, which was for building contractor services.

LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES

NOTE 7 – LEASES

Real property for four of the Bank’s office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2028. In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms. In addition, various items of office equipment are leased under cancelable operating leases. Total rental expense incurred under all operating leases, including short-term leases with terms of less than one month, amounted to approximately $12, $13 and $13 for equipment leases, and approximately $283, $236 and $293 for building leases in 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012, under all noncancelable operating leases with initial terms of one year or more are shown in the following table (dollars in thousands):

Lease
Year	Payments
2013	$238
2014	228
2015	222
2016	195
2017	165
Thereafter	1,917
Total	$2,965

FEDERAL AND STATE INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
FEDERAL AND STATE INCOME TAXES

NOTE 8 – FEDERAL AND STATE INCOME TAXES

The following table presents components of income tax expense attributable to continuing operations for the years ended December 31, 2012, 2011 and 2010 (dollars in thousands):

	2012	2011	2010
Current	$2,256	$1,960	$1948
Deferred	(340)	(1,216)	(905)
Total provision for income	1,916	744	1,043

Deferred Tax Effects of Principal Temporary Differences	2012	2011	2010
Allowance for possible loan losses	$3,392	$3,519	$3,604
Deferred compensation	2,420	2,234	2,050
Write down of other real estate	1,152	1,621	1,052
Deferred gain on OREO sale	202	-	-
Amortization of core deposit intangible	423	575	727
Recognition of nonaccrual loan income	152	66	90
Unrealized gains (losses) on available-for-sale securities	(2,212)	(1,892)	506
Postretirement obligation	2,857	1,759	702
Net actuarial gain/(loss) of postretirement benefit obligation	(1,124)	(116)	1,098
Accelerated depreciation	(630)	(562)	(282)
Amortization of goodwill	(2,376)	(2,152)	(1,937)
Alternative Minimum Tax	402	422	345
Dividend Income - F&M West	(219)	(241)	(244)
Other	(555)	(361)	(442)
Net deferred tax asset	$3,884	$4,872	$7,269

Reconciliation of Total Income Taxes Reported with the Amount of Income Taxes Computed
at the Federal Statutory Rate (34% Each Year)	2012	2011	2010
Tax expense at statutory rate	$3,238	$2,632	$2,827
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,275)	(1,533)	(1,635)
Nondeductible interest expense	29	45	70
Employee benefits	(240)	(244)	(286)
Other nondeductible expenses
(nontaxable income) - net	32	55	56
State income taxes net of federal tax benefit	41	(40)	(95)
Dividend income exclusion	(1)	(52)	(51)
Other	92	(119)	153
Total provision for income taxes	$1,916	$744	$1,043

Effective tax rate	20.1%	9.6%	12.2%

The Corporation and one of its subsidiaries file consolidated income tax returns with the Internal Revenue Service and State of Tennessee. The Corporation is not subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2009. There was no valuation allowance for deferred tax assets at December 31, 2012 and 2011. Management believes it is more-likely-than-not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

BORROWED FUNDS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
BORROWED FUNDS

NOTE 9 – BORROWED FUNDS

The Bank is a party to the Blanket Agreement for Advances and Security Agreement (the “Blanket Agreement”) with the Federal Home Loan Bank of Cincinnati (the “FHLB”). Advances made to the Bank under the Blanket Agreement are collateralized by the FHLB stock and qualifying residential mortgage loans totaling 150% of the outstanding amount borrowed. These collateralization matters are outlined in the Blanket Agreement dated June 20, 2006, between the Bank and the FHLB. The advances mature at varying dates throughout 2013 at interest rates ranging from 2.61 - 3.76%.

Scheduled annual principal maturities and interest rate terms of borrowings under this credit line as of December 31, 2012, are as follows (dollars in thousands):

2013	$10,100
Total	$10,100

Stock held in the FHLB totaling $3,009 at December 31, 2012, is carried at cost. The stock is restricted and can only be sold back to the FHLB at par.

The Bank also has a Cash Management Advance Line of Credit Agreement (the “CMA”) dated June 21, 2010, with the Federal Home Loan Bank. The CMA is a component of the Blanket Agreement. The purpose of the CMA is to assist with short-term liquidity management. Under the terms of the CMA, the Bank may borrow a maximum of $40 million selecting a variable rate of interest for up to 90 days or a fixed rate for a maximum of 30 days. There were no borrowings outstanding under the CMA as of December 31, 2012.

Short-term borrowings included the following at December 31 (dollars in thousands):

	2012	2011

Securities sold under repurchase agreements	$17,068	$16,347

Securities sold under agreements to repurchase consist of obligations of the Bank to other parties. The obligations are secured by investment securities and such collateral is held by in safekeeping by a third party. The maximum amount of outstanding agreements at any month end during 2012 and 2011 totaled $22,598 and $17,498, respectively, and the monthly average of such agreements totaled $18,657and $11,987 for 2012 and 2011, respectively. The agreements at December 31, 2012, mature January 2, 2013.

SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES

NOTE 10 – SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote on commitments and credit risk. Other significant estimates and concentrations not discussed in those footnotes include:

General Litigation

The Corporation is subject to claims and lawsuits that arise primarily in the ordinary course of business. It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Corporation.

Pension and Other Postretirement Benefit Obligations

The Corporation has a noncontributory defined benefit postretirement health care plan whereby it agrees to provide certain postretirement benefits to eligible employees. The benefit obligation is the actuarial present value of all benefits attributed to service rendered prior to the valuation date based on the projected unit credit cost method. It is reasonably possible that events could occur that would change the estimated amount of this liability materially in the near term.

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with circumstances and challenges, which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

The accompanying financial statements have been prepared using values and information currently available to the Corporation.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and capital that could negatively impact the Corporation’s ability to meet regulatory capital requirements and maintain sufficient liquidity. Furthermore, the Corporation’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Corporation’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the regulatory framework for prompt corrective action.

Commitments and Credit Risk

The Corporation grants agribusiness, commercial and residential loans to customers throughout the state. The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the extent of involvement the Bank has in those particular financial instruments.

Commitments to Originate Loans

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

Mortgage loans in the process of origination represent amounts that the Corporation plans to fund within a normal period of 30 to 90 days, and which are intended for sale to investors in the secondary market. Total mortgage loans in the process of origination amounted to $9,488 and $7,431, and mortgage loans held for sale amounted to $2,456 and $2,505, at December 31, 2012 and 2011, respectively.

Standby Letters of Credit

Standby letters of credit are irrevocable conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Performance standby letters of credit are issued to guarantee performance of certain customers under nonfinancial contractual obligations. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers. Should the Corporation be obligated to perform under the standby letters of credit, the Corporation may seek recourse from the customer for reimbursement of amounts paid.

The Corporation had total outstanding standby letters of credit amounting to $9,070 and $8,370, at December 31, 2012 and 2011, respectively, with terms ranging from seven days to 23 years.

Lines of Credit

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Lines of credit generally have fixed expiration dates. Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate. Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At December 31, 2012, the Corporation had granted unused lines of credit to borrowers aggregating approximately $64,455 and $45,302 for commercial lines and open-end consumer lines, respectively. At December 31, 2011, unused lines of credit to borrowers aggregated approximately $55,668 for commercial lines and $44,545 for open-end consumer lines.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements Under Banking Regulations [Abstract]
REGULATORY MATTERS

NOTE 11 – REGULATORY MATTERS

The Corporation and the Bank are subject to federal regulatory risk-adjusted capital adequacy standards. Failure to meet capital adequacy requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that could have a material adverse effect on the operating results and financial condition of the Corporation and the Bank. The applicable regulations require the Bank to meet specific capital adequacy guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital classification is also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios of Total Capital and Tier I Capital to risk-weighted assets and of Tier I Capital to average assets. Actual capital amounts and ratios are presented in the table below (dollars in thousands). Management believes, as of December 31, 2012, that the Corporation and the Bank met all capital adequacy requirements to which they were subject.

			For Minimum Capital		For Minimum Regulatory
(Dollars in Thousands)	Actual		Adequacy Purposes		Compliance Purposes
As of December 31, 2012	Amount	Ratio	Amount	Ratio > or =	Amount	Ratio > or =
Total Capital (to Risk-Weighted
Assets) Consolidated	$109,011	15.8%	$55,265	8.0%	$ -	-
Bank	106,075	15.5%	54,890	8.0%	68,613	10.0%
Tier I Capital (to Risk-Weighted
Assets) Consolidated	100,338	14.5%	27,603	4.0%	-	-
Bank	97,402	14.2%	27,418	4.0%	41,127	6.0%
Tier I Capital (to Average
Assets) Consolidated	100,338	9.7%	41,505	4.0%	-	-
Bank	97,402	9.4%	41,492	4.0%	51,865	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted
Assets) Consolidated	$107,856	16.9%	$50,986	8.0%	$ -	-
Bank	104,856	16.5%	50,674	8.0%	63,343	10.0%
Tier I Capital (to Risk-Weighted
Assets) Consolidated	99,923	15.7%	25,502	4.0%	-	-
Bank	96,923	15.3%	25,333	4.0%	38,000	6.0%
Tier I Capital (to Average
Assets)Consolidated	99,923	10.1%	39,588	4.0%	-	-
Bank	96,923	9.8%	39,575	4.0%	49,469	5.0%

In the ordinary course of business, the Bank has made extensions of credit and had transactions with certain directors and executive officers of the Corporation or Bank, including their associates (as defined by the Securities and Exchange Commission). We believe such extensions of credit and transactions were made on substantially the same terms, including interest rate and collateral, as those prevailing at the same time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features. At January 1, 2013, approximately $3,838 of retained earnings plus any 2013 earnings less dividends paid in 2013 were available for dividend declaration without prior regulatory approval.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 12 – FAIR VALUE MEASUREMENT

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. Fair value measurement must maximize the use of observable inputs and minimize the use of unobservable inputs. In estimating fair value, the Corporation utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” (“ASC Topic 820”) establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

  Level 1 Inputs - Unadjusted quoted prices in active markets for identical assets or liabilities.
  Level 2 Inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, market consensus, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.
  Level 3 Inputs - Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Corporation’s monthly and/or quarterly valuation process.

Recurring Measurements

The following table summarizes financial assets measured at fair value on a recurring basis as of December 31, 2012 and 2011, and by the level within the fair value hierarchy utilized to measure fair value (dollars in thousands):

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	-	144,017	-	144,017
U.S. government-sponsored agency mortgage backed securities	-	133,718	-	133,718
States and political subdivisions	-	50,579	-	50,579
Corporate bonds	-	17,404	-	17,404
Total assets at fair value	-	345,718	-	345,718

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	$-	$59,001	$-	$59,001
U.S. government-sponsored agency mortgage backed securities	-	176,050	-	176,050
States and political subdivisions	-	59,946	-	59,946
Corporate bonds	-	19,273	-	19,273
Total assets at fair value	$-	$314,270	$-	$314,270

The following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the year ended December 31, 2012.

Available-for-Sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, the Corporation obtains fair value measurements from an independent pricing service, such as Interactive Data, which utilizes pricing models to determine fair value measurement. The Corporation reviews the pricing quarterly to verify the reasonableness of the pricing. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other factors. U.S. government agencies, state and political subdivisions, U.S. government sponsored agency mortgage-backed securities, and corporate bonds are classified as Level 2 inputs.

Nonrecurring Measurements

The following table summarizes financial assets measured at fair value on a nonrecurring basis as of December 31, 2012 and December 31, 2011, by the level within the fair value hierarchy utilized to measure fair value (dollars in thousands):

Assets measured at fair value on a nonrecurring basis
as of December 31, 2012	Level 1	Level 2	Level 3	Total
Impaired loans (collateral dependent)	$-	$-	$4,840	$4,840
Other real estate owned	-	-	3,385	3,385

Assets measured at fair value on a nonrecurring basis
as of December 31, 2011	Level 1	Level 2	Level 3	Total
Impaired loans (collateral dependent)	$-	$-	$13,604	$13,604
Other real estate owned	-	-	8,827	8,827

Impaired Loans (Collateral Dependent)

The estimated fair value of collateral-dependent impaired loans is based on the appraised fair value of the collateral, less estimated cost to sell. Collateral-dependent impaired loans are classified within Level 3 of the fair value hierarchy.

The Corporation considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect the fair value. Appraisals of the collateral underlying collateral-dependent loans are obtained when the loan is determined to be collateral-dependent and subsequently as deemed necessary by the Chief Credit Officer. Appraisals are reviewed for accuracy and consistency by the Chief Credit Officer. Appraisers are selected from the list of approved appraisers maintained by management. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell if repayment or satisfaction of the loan is dependent on the sale of the collateral. These discounts and estimates are developed by the Chief Credit Officer by comparison to historical results. Fair value adjustments were $3.3 million at December 31, 2012, and $1.2 million at December 31, 2011.

Loans considered impaired under ASC 310-35, “Impairment of a Loan,” are loans for which, based on current information and events, it is probable that the creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are subject to nonrecurring fair value adjustments to reflect (1) subsequent partial write-downs that are based on the observable market price or current appraised value of the collateral or (2) the full charge-off of the loan carrying value.

Other Real Estate Owned

Other real estate owned (“OREO”) is initially recorded at fair value at the time of acquisition, as determined by independent appraisal or evaluation by the Corporation, less costs to sell when the real estate is acquired in settlement of loans. Quarterly evaluations of OREO are performed to determine if there has been any subsequent decline in the value of OREO properties. Estimated fair value of OREO is based on appraisals or evaluations, less costs to sell. OREO is classified within Level 3 of the fair value hierarchy. OREO assets are subject to nonrecurring fair value adjustments to reflect subsequent partial write-downs that are based on the observable market price or current appraised value of the collateral. Fair value adjustments were $1.2 million at December 31, 2012 and $1.1 million at December 31, 2011.

Appraisals of OREO are obtained when the real estate is acquired and subsequently as deemed necessary by the Chief Credit Officer. Appraisals are required annually and reviewed for accuracy and consistency by the Chief Credit Officer. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell. Appraisers are selected from the list of approved appraisers maintained by management.

Unobservable (Level 3) Inputs

The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements (dollars in thousands):

		Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	at December 31, 2012	Technique(s)	Input	(Weighted Average)
		Market comparable	Marketability	5.0% - 10.0%
Impaired loans (collateral-dependent)	$4,840	properties	discount	(7%)
		Market comparable	Marketability	5.0% - 10.0%
Other real estate/assets owned	$3,385	properties	discount	(7%)

ASC Topic 825, “Financial Instruments,” requires disclosure of the fair value of financial assets and liabilities, including those financial assets and liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and due from banks – The carrying amount approximates fair value.

Interest-bearing deposits in other banks – The carrying amount approximates fair value.

Federal funds sold – The carrying amount approximates fair value.

Securities held-to-maturity – Fair values are based on quoted market prices, if available. If a quoted price is not available, fair value is estimated using quoted prices for similar securities. The fair value estimate is provided to management from a third party using modeling assumptions specific to each type of security that are reviewed and approved by management. Quarterly sampling of fair values provided by additional third parties supplement the fair value review process.

Loans held for sale – The fair value is predetermined at origination based on sale price.

Loans (net of the allowance for loan losses) – The fair value of fixed rate loans and variable rate mortgage loans is estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. For other variable rate loans, the carrying amount approximates fair value

Federal Home Loan Bank stock – The carrying value of Federal Home Loan Bank (“FHLB”) stock approximates fair value based on the redemption provisions of the FHLB.

Federal Reserve Bank stock – The carrying value of Federal Reserve Bank stock approximates fair value based on the redemption provisions of the Federal Reserve Bank.

Accrued interest receivable – The carrying amount approximates fair value.

Deposits – The fair value of fixed maturity time deposits is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities. For deposits including demand deposits, savings accounts, NOW accounts, and certain money market accounts, the carrying value approximates fair value.

Repurchase agreements – The fair value is estimated by discounting future cash flows using current rates.

Advances from FHLB – The fair value of these fixed-maturity advances is estimated by discounting future cash flows using rates currently offered for advances of similar remaining maturities.

Accrued interest payable – The carrying amount approximates fair value.

Commitments to extend credit and letters of credit – The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date. The fair values of these commitments are not material.

The following table presents estimated fair values of the Corporation’s financial instruments as of December 31, 2012 and indicates the level within the fair value hierarchy of the valuation techniques (dollars in thousands):

Fair Value Measurements at December 31, 2012 Using
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
Carrying		for Identical Assets	Inputs	Inputs
Amount		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$23,443	$23,443	$ -	$ -
Interest-bearing deposits in other banks	31,953	31,953	-	-
Federal funds sold	15,000	15,000	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	345,718	-	345,718	-
Securities held-to-maturity	31,755	-	33,420	-
Loans held for sale	2,456	2,456	-	-
Loans, net	558,350	-	-	572,277
Accrued interest receivable	4,060	-	4,060	-
Financial liabilities
Noninterest bearing deposits	169,136	169,136	-	-
Interest-bearing deposits	763,713	-	766,043	-
Repurchase agreements	17,068	-	17,068	-
Advances from Federal Home Loan Bank	10,100	-	10,215	-
Accrued interest payable	754	-	754	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-	-

The estimated fair values of financial instruments as of December 31, 2011, were as follows (dollars in thousands):

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets
Cash and due from banks	$17,927	$17,927
Interest-bearing deposits in banks	38,594	38,594
Federal funds sold	16,500	16,500
Securities available-for-sale	314,270	314,270
Securities held-to-maturity	35,214	37,275
Loans, net	508,602	523,847
Accrued interest receivable	4,095	4,095
Financial liabilities
Deposits	856,430	858,775
Federal funds purchased and
securities sold under agreements to repurchase	16,347	16,347
Advances from FHLB	17,100	17,521
Accrued interest payable	878	878
Off-balance sheet credit related instruments
Commitments to extend credit and letters of credit	-	-

QUARTERLY RESULTS OF OPERATIONS (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (Unaudited)

NOTE 13 – QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following table presents unaudited quarterly interim financial information for the Corporation for the years ended December 31, 2012 and 2011 (dollars in thousands, except share and per share amount):

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$9,065	$9,095	$9,114	$9,110	$36,384
Interest expense	1,071	979	917	874	3,841
Net interest income	7,994	8,116	8,197	8,236	32,543
Provision for possible loan losses (recoveries), net	600	520	-	-	1,120
Noninterest income	3,379	3,360	2,276	2,616	11,631
Noninterest expenses	7,754	8,424	8,145	9,207	33,530
Income before income taxes	3,019	2,532	2,328	1,645	9,524
Income taxes	690	451	373	402	1,916
Net income	$2,329	$2,081	$1,955	$1,243	$7,608
Basic earnings per share	0.44	0.39	0.37	0.23	1.43
Weighted average shares outstanding per quarter	5,330,000	5,330,000	5,328,002	5,332,893	5,315,634

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$9,461	$9,680	$9,541	$9,286	$37,968
Interest expense	1,372	1,255	1,179	1,136	4,942
Net interest income	8,089	8,425	8,362	8,150	33,026
Provision for possible loan losses (recoveries), net	725	750	750	900	3,125
Noninterest income	2,422	2,694	2,887	2,969	10,972
Noninterest expenses	7,916	8,044	7,574	9,591	33,133
Income before income taxes	1,870	2,325	2,925	628	7,740
Income taxes	325	306	632	(519)	744
Net income	$1,545	$2,011	$2,293	$1,147	$6,996
Basic earnings per share	0.29	0.37	0.43	0.21	1.30
Weighted average shares outstanding per quarter	5,427,650	5,392,760	5,380,000	5,374,531	5,393,765

DEPOSITS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
DEPOSITS

NOTE 14 – DEPOSITS

The Bank does not have any foreign offices and all deposits are serviced in its 17 domestic offices. Maturities of time deposits of $100 or more at December 31, 2012 and 2011, are as follows (dollars in thousands):

	2012	2011

Under 3 months	$28,504	$31,221
3 to 12 months	64,639	52,729
Over 12 months	27,018	24,972

Total	$120,161	$108,922

The following table presents maturities of interest-bearing time deposits as of December 31, 2012 (dollars in thousands):

2013	$192,656
2014	15,824
2015	16,734
2016	14,666
2017	8,135
Thereafter	186
Total	$248,201

CONDENSED FINANCIAL INFORMATION OF THE CORPORATION	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE CORPORATION

NOTE 15 – CONDENSED FINANCIAL INFORMATION OF THE CORPORATION

The following tables present the condensed balance sheets, statements of income, comprehensive income, and cash flows of the Corporation as of December 31, 2012 and 2011 (dollars in thousands, except per share amounts):

CONDENSED BALANCE SHEETS
	As of December 31,
	2012	2011
Cash	$61	$443
Investment in bank subsidiary - at equity	100,999	109,149
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,917	1,972
Cash surrender value - life insurance	4,395	3,950
Total assets	$117,443	$115,585
Liabilities
Accrued liabilities	1,686	1,559
Dividends payable	1,917	1,972
Total liabilities	3,603	3,531
Shareholders’ equity
Common stock - $10 par value, 8,000,000 shares authorized;
5,180,000 and 5,330,000 shares issued and outstanding,
as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	56,710	55,546
Accumulated other comprehensive income	5,330	3,208
Total shareholders' equity	113,840	112,054
Total liabilities and shareholders' equity	$117,443	$115,585

CONDENSED STATEMENTS OF INCOME
	Years ended December 31,
	2012	2011
Operating income
Dividends from bank subsidiary	$7,289	$6,974
Other dividend income	18	15
Interest income	-	-
Other	135	130
Operating expenses	(218)	(199)
Income before equity in undistributed net
income of bank subsidiary	7,224	6,920
Equity in undistributed net income of bank subsidiary	384	76
Net Income	$7,608	$6,966

CONDENSED STATEMENT OF COMPREHENSIVE INCOME
	Year Ended December 31,
	2012	2011	2010
Net Income for common shareholders	$7,608	$6,996	$7,243

Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities,
net of taxes of $1,204,$2,960, and ($352)	1,923	4,728	(561)

Reclassification adjustment for realized (gains) losses included in net income,
net of taxes of ($883), ($561), and ($621), respectively	(1,411)	(897)	(992)

Change in unfunded portion of postretirement benefit obligations,
net of tax of $1,008, $1,214 and $43, respectively	1,610	1,940	68

Other Comprehensive Income (Loss)	2,122	5,771	(1,485)

Total Comprehensive Income	$9,730	$12,767	$5,758

CONDENSED STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2012	2011
Operating activities
Net income for the year	$7,608	$6,996
Adjustments to reconcile net income to net cash
provided by operating activities
Equity in undistributed net income of bank subsidiary	(384)	(76)
Increase in cash surrender value of life insurance contracts	(135)	(130)
Increase/Decrease in other assets	56	(1,972)
Increase/Decrease in payables	127	126
Total adjustments	(336)	(2,052)
Net cash provided by operating activities	7,272	4,944
Investing activities
Purchase of single premium life insurance policy	(310)	-
Net cash used by investing activities	(310)	-
Financing activities
Payment to repurchase common stock	(3,400)	(3,011)
Cash dividends paid	(3,944)	(1,991)
Net cash used by financing activities	(7,344)	(5,002)
Increase (decrease) in cash	(382)	(58)
Cash at beginning of year	443	501
Cash at end of year	$61	$443

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 16 – EMPLOYEE BENEFIT PLANS

The Bank contributes to a qualified profit-sharing plan covering employees who meet participation requirements. The amount of the contribution is at the discretion of the Bank’s Board of Directors, up to the maximum deduction allowed for federal income tax purposes. Contributions to the plan, which amounted to approximately $1,019, $874 and $764 in 2012, 2011 and 2010, respectively, are included in salaries and employee benefits expense.

In 1992, the Bank formalized a nonqualified salary continuation plan for certain key officers. In connection with this plan, the value of the single premium universal life insurance policies (approximately $963 at December 31, 2012, and approximately $960 at December 31, 2011) purchased in 1993 to fund the plan and the related liability (approximately $59 at December 31, 2012, and $76 at December 31, 2011) were included in other assets and other liabilities, respectively. The principal cost of the plan is accrued over the anticipated remaining period of active employment, based on the present value of the expected retirement benefit.

In 1993, the Corporation and Bank implemented a deferred compensation plan that permits directors to defer their director’s fees and earn interest on the deferred amount in the amount of the Wall Street Journal prime rate plus three percent. The agreements provide for a lump sum payment of deferred fees plus accrued interest after retirement, separation from service, or death. The liability accrued for this plan totaled $6,226 and $5,746 at December 30, 2012 and 2011, respectively. The charge to expense for the agreements was $480, $521 and $532 for the years ended December 31 2012, 2011 and 2010, respectively.

POST RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
POST RETIREMENT BENEFIT PLAN

NOTE 17 – POST RETIREMENT BENEFIT PLAN

The Corporation sponsors a defined benefit post-retirement health care plan covering employees who were hired before March 27, 2007. Under the plan, covered employees may retire at age 60 with 15 years of work experience with the Bank. ASC Topic 715 requires employers to (i) recognize the overfunded or underfunded status of a single-employer defined benefit post-retirement plan as an asset or liability in its statement of financial position and (ii) recognize changes in that funded status in comprehensive income. ASC Topic 715 also requires companies to accrue the cost of post-retirement health care and life insurance benefits within the employees’ active service periods. Eligibility requirements for employees hired prior to March 27, 2007 are as follows:

  25 years of service at any age;

  15 years of service at attained age 60; and

  15 years of service at attained age 55, with a qualifying disability

Premiums paid by retirees and spouses depend on date of retirement, age and coverage election. Employees retiring after June 2008, who are at least 60 years old with a minimum of 15 years of service, will pay half of the full monthly premium. Coverage will cease at age 63.5 for persons who retire with less than 25 years of service. All persons hired after March 27, 2008 are ineligible for retiree health benefits.

The Corporation funding policy is to make the minimal annual contribution that is required by applicable regulations, plus such amounts as the Corporation may determine to be appropriate from time to time. The Corporation expects to contribute $161 to the plan in 2013.

The following table provides further information about the plan (dollars in thousands):

Obligations and Funded Status
	Post-Retirement Benefits
	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$4,572	$1,825
Service cost	91	24
Interest cost	351	139
Plan participants’ contributions	105	107
Actuarial (gain) loss	2,616	2,950
Benefits paid	(314)	(473)
Benefit obligation at end of year	$7,421	$4,572
Change in plan assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	209	365
Plan participants’ contributions	105	107
Benefits paid	(314)	(473)
Fair value of plan assets at end of year	$-	$-
Funded status	$(7,421)	$(4,572)
Unrecognized net actuarial (gain) loss	2,920	305
Accrued benefit cost recorded in accrued liabilities	$(4,501)	$(4,267)

	Post-Retirement Benefits
	2012	2011
Current liabilities	$266	$241
Noncurrent liabilities	$4,235	$4,026
Total	$4,501	$4,267

Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	Post-Retirement Benefits
	2012	2011
Unrecognized net actuarial (gain) loss	$2,920	$305
Unrecognized prior service cost	-	-
Total (before tax effects)	$2,920	$305

A reconciliation of other comprehensive income is as follows:

	Post-Retirement Benefits
	2012	2011

Other comprehensive income at beginning of year	$305	$(2,849)
Amortization of net gain (loss) included in net periodic benefit cost	-	205
Net actuarial (gain) loss during the period	2,615	2,950
Total (before tax effects)	$2,920	$305

	Post-Retirement Benefits
Components of net periodic benefit cost	2012	2011
Service cost	$91	$24
Interest cost	351	139
Recognized net actuarial (gain) loss	-	(205)
Net periodic benefit cost (income)	$442	$(42)

Other changes in benefit obligations recognized in other comprehensive income:
	Post-Retirement Benefits
	2012	2011
Net actuarial (gain) loss	$2,615	$2,950
Recognized net actuarial gain (loss)	-	205
Total recognized in other comprehensive income (before tax effects)	$2,615	$3,155

The estimated net loss for the defined benefits postretirement plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $190.

Significant assumptions include:

	Post-Retirement Benefits
Weighted-average assumption used to determine benefit obligation:	2012	2011
Discount Rate	4%	8%
Rate of compensation increase	NA	NA

	Post-Retirement Benefits
Weighted-average assumptions used to determine benefit costs:	2012	2011
Discount Rate	8%	8%
Corridor	10%	10%
Rate of compensation increase	NA	NA

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid, net of participant contributions (dollars in thousands) (restated):

Company
Year	Benefits
2013	$266
2014	277
2015	309
2016	327
2017	338
2018 and later	1,811
$3,328

The following table gives the Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums to reflect the Corporation’s past practice and stated ongoing intention to maintain relatively constant cost sharing between the Corporation and retirees:

	2012	2011
Health care cost trend rate assumed for next year	7.5-11%	7.5-11%
Rate to which the cost trend rate is assumed
to decline (the ultimate trend rate)	5%	5%
Year that the rate reaches the ultimate trend rate	2018	2018

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (dollars in thousands):

	1-Percentage-	1-Percentage-
	Point Increase	Point Decrease
Effect on total of service and interest cost	$89	$(69)
Effect on postretirement benefit obligation	1,258	(1,007)

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

The Corporation is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, First Farmers and Merchants Bank (the Bank). The Bank is primarily engaged in providing a full range of banking and financial services, including lending, investing of funds, obtaining deposits, trust and wealth management operations, and other financing activities to individual and corporate customers in the middle Tennessee area. The Bank is subject to competition from other financial institutions. The Corporation and Bank are subject to the regulation of certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements present the accounts of the Corporation and its wholly-owned subsidiary, First Farmers and Merchants Bank. The Bank has the following direct and indirect subsidiaries: F & M West, Inc., Maury Tenn, Inc., and Maury Tenn Properties, Inc. Noncontrolling interests consist of preferred shares in Maury Tenn Properties, Inc., that are owned by third parties and Maury Tenn, Inc. The preferred shares in Maury Tenn Properties, Inc., receive dividends, which are included in the consolidated statements of income. Intercompany accounts and transactions have been eliminated in consolidation.

Certain items in prior financial statements have been reclassified to conform to the current presentation.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires management of the Corporation and the Bank to make estimates and assumptions that affect the reported amounts of assets and liabilities. Those estimates and assumptions also affect disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan and lease losses, the fair value of financial instruments, the valuation of foreclosed real estate, valuation of deferred tax assets and the liability related to post-retirement benefits.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Corporations’ banking activities include granting commercial, residential, and consumer loans to customers primarily located in central, and south central Tennessee and Northern Alabama. The Corporation is continuing to manage all components of its portfolio mix in a manner to reduce risk from changes in economic conditions. Concentrations of credit, as defined for regulatory purposes, are reviewed quarterly by management to ensure that internally established limits based on Tier 1 Capital plus allowance for loan losses and total capital are not exceeded. At December 31, 2012, our concentrations of commercial real estate, rental and leasing were 107% of Tier 1 Capital plus the allowance for loan and lease losses, respectively. Health care and social assistance credits were 41%. Manufacturing and construction credits were 27%. Wholesale trade credits were 25%. These percentages are within our internally established limits regarding concentrations of credit.

Loans secured by non-farm/non-residential real estate comprised 29.5% of the loan portfolio at December 31, 2012. Management remains comfortable with the real estate exposure levels within the commercial loan portfolio. Management believes the commercial real estate portion remains well diversified across several different property types and several different geographic markets, stretching primarily from Davidson County, Tennessee to northern Alabama.

Cash and Due From Banks

Cash and Due From Banks

Included in cash and due from banks are reserve amounts that are required to be maintained on an average balance in the form of cash and balances due from the Federal Reserve Bank and other banks. At December 31, 2012, the Bank’s required reserve was $4,108 at the Federal Reserve. From time to time throughout the year, the Bank’s balances due from other financial institutions exceeded Federal Deposit Insurance Corporation insurance limits. Furthermore, federal funds sold are essentially uncollateralized loans to other financial institutions.

Cash Equivalents

Cash Equivalents

The Corporation considers all liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents include cash on hand, cash due from banks and federal funds sold. Federal funds are sold for one-day periods.

Securities

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of tax. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized cost when the Corporation does not intend to sell a debt security, and it is more likely than not the Corporation will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

If declines in fair value are other than temporary, the carrying value of the securities is written down to fair value as a realized loss with a charge to income for the portion attributable to credit losses and a charge to other comprehensive income for the portion that is not credit related. For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past-due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased commercial loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments.

Allowance for Loan and Lease Losses

Allowance for Loan and Lease Losses

The allowance for loan and lease losses is established through provisions for loan and lease losses charged against income. Loan losses are charged against the allowance when management determines that the uncollectibility of a loan has been confirmed. Subsequent recoveries, if any, are credited to the allowance account in the period received.

The adequacy of the allowance for loan and lease losses is evaluated quarterly in conjunction with loan review reports and evaluations that are discussed in meetings with loan officers, credit administration and the Bank’s Board of Directors. The Bank’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay (including the timing of future payments), the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors are considered in this evaluation. This process is inherently subjective as it requires material estimates that are susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans. The allowance for loan and lease losses is maintained at a level believed adequate by management to absorb estimated losses inherent in the loan portfolio.

A loan is considered impaired when it is probable that the Bank will be unable to collect all amounts due (principal and interest) according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Corporation does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

When any secured commercial loan is considered uncollectable, whether past due or not, a current assessment of the value of the underlying collateral is made. If the balance of the loan exceeds the fair value of the collateral, the loan is placed on non-accrual and the loan is charged down to the value of the collateral less estimated cost to sell or a specific reserve equal to the difference between book value of the loan and the fair value assigned to the collateral is created until such time as the loan is foreclosed. When the foreclosed collateral has been legally assigned to the Corporation, a charge off is taken, if necessary, in order that the remaining balance reflects the fair value estimated less costs to sell of the collateral then transferred to other real estate owned or other repossessed assets. When any unsecured commercial loan is considered uncollectable the loan is charged off no later than at 90 days past due.

All closed-end consumer loans (excluding conventional 1-4 family residential loans and installment and revolving loans secured by real estate) are charged off no later than 120 days (5 monthly payments) delinquent. If a loan is considered uncollectable, it is charged off earlier than 120 days delinquent. For conventional 1-4 family residential loans and installment and revolving loans secured by real estate, when a loan is 90 days past due, a current assessment of the value of the real estate is made. If the balance of the loan exceeds the fair value of the property, the loan is placed on nonaccrual and foreclosure proceedings are initiated. When the foreclosed property has been legally assigned to the Corporation, a charge-off is taken with the remaining balance, reflecting the fair value less estimated costs to sell, transferred to other real estate owned.

Loans Held for Sale

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income. Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan. The Corporation does not retain servicing rights on loans sold. Loans held for sale at December 31, 2012 and 2011, totaled $2,456 and $2,505, respectively.

Other Real Estate

Other Real Estate

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

When foreclosed properties are acquired current appraisals are obtained and the properties. Additionally, periodic updated appraisals are obtained on unsold foreclosed properties. When an updated appraisal reflects a market value below the current book value, a charge is booked to current earnings to reduce the property to its new market value less expected sales costs. Our policy for determining the frequency of periodic reviews is based upon consideration of the specific properties and the known or perceived market fluctuations in a particular market and is typically between 12 and 24 months.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization. The provision for depreciation is computed principally on an accelerated method over the estimated useful life of an asset, which ranges from 15 to 39 years for buildings and from three to 25 years for equipment. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to operations as incurred. Gains or losses from the disposition of property are reflected in operations, and the asset accounts and related allowances for depreciation are reduced.

Federal Reserve and Federal Home Loan Bank Stock

Federal Reserve and Federal Home Loan Bank Stock

Federal Reserve and Federal Home Loan Bank stock are required investments for institutions that are members of the Federal Reserve and Federal Home Loan Bank systems. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment. At December 31, 2012 and 2011, Federal Reserve and Federal Home Loan Bank stock totaled $3,879.

Goodwill

Goodwill

Goodwill is evaluated annually for impairment. Quantitative and qualitative assessments are performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not the fair value is less than the carrying amount, including goodwill. If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then goodwill is tested further for impairment. If the implied fair value of goodwill is lower than its carrying amount, a goodwill impairment is indicated and goodwill is written down to its implied fair value. Subsequent increases in goodwill value are not recognized in the financial statements.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation—put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

Income Taxes

The Corporation files consolidated income tax returns with its subsidiaries. The Corporation accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Corporation determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment. With a few exceptions, the Corporation is no longer subject to U.S. federal tax examinations for years before 2009, and state and local tax examinations by tax authorities for years before 2008.

The Corporation recognizes interest and penalties on income taxes as a component of income tax expense.

Securities Sold Under Agreements to Repurchase

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature within one to four days from the transaction date. Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction

Fair Value Measurements

Fair Value Measurements

FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and requires certain disclosures about fair value measurements. See Note 12 - Fair Value Measurement. In general, fair values of financial instruments are based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as input, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Corporation’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Shareholders' Equity and Earnings Per Share

Shareholders’ Equity and Earnings Per Share

Basic earnings per share represent income available to shareholders divided by the weighted average number of shares of Corporation common stock outstanding during the period. Diluted earnings per share reflect additional shares of common stock that would have been outstanding if potentially dilutive shares of common stock had been issued, as well as any adjustment to income that would result from the assumed conversion. For the years ended December 31, 2012, 2011 and 2010, there were no potentially dilutive shares of common stock issuable.

In 2012, the Corporation adopted a plan to repurchase shares of its common stock. The plan allowed the purchase of up to 150,000 shares. The Corporation purchased 150,000 shares in 2012. For 2011, the Corporation adopted a similar plan allowing it to repurchase up to 100,000 shares of common stock. The Corporation repurchased 100,000 shares in 2011 and 76,993 in 2010.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities and changes in the net actuarial gain/loss of the postretirement benefit obligation.

The components of accumulated other comprehensive income, included in shareholder’s equity, are as follows as of December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
Net unrealized gains (losses)
on available-for-sale securities	$5,747	$4,914	$(1,316)
Net actuarial (gain) loss on unfunded portion
of postretirement benefit obligation	2,920	302	(2,852)
	8,667	5,216	(4,168)
Tax effect	3,337	2,008	1,605

Other comprehensive income (loss)	$5,330	$3,208	(2,563)

Transfers Between Fair Value Hierarchy Levels

Transfers Between Fair Value Hierarchy Levels

Transfers in and out of Level 1 (quoted market prices), Level 2 (other significant observable inputs) and Level 3 (significant unobservable inputs) are recognized on the period end date.

Segment Reporting	Segment Reporting Management analyzes the operations of the Corporation assuming one operating segment, community lending services.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

ASU No. 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. ASU 2011-02 became effective for the Corporation on July 1, 2012, and applies retrospectively to restructurings occurring on or after January 1, 2012. See Note 3 - Loans.

ASU No. 2011-03, “Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements” is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (i) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criterion. ASU 2011-03 was effective for the Corporation on January 1, 2012, and did not have a significant impact on the Corporation’s financial statements.

ASU 2011-04, “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS” amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-05, “Comprehensive Income (Topic 220) - Presentation of Comprehensive Income” amends Topic 220, “Comprehensive Income,” to require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 is effective for annual and interim periods beginning after December 15, 2012; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 “Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” as further discussed below. ASU 2011-05 is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment” amends Topic 350, “Intangibles – Goodwill and Other,” to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2012, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-11, “Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities” amends Topic 210, “Balance Sheet,” to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements and reverse sale and repurchase agreements and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the statement of financial position and/or subject to a master netting arrangement or similar agreement. ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-12 “Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to redeliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12. ASU 2011-12 is effective for annual and interim periods beginning after December 15, 2012, and is not expected to have a significant impact on the Corporation’s financial statements.

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of components of accumulated other comprehensive income, included in shareholder's equity

	Years Ended December 31,
	2012	2011	2010
Net unrealized gains (losses)
on available-for-sale securities	$5,747	$4,914	$(1,316)
Net actuarial (gain) loss on unfunded portion
of postretirement benefit obligation	2,920	302	(2,852)
	8,667	5,216	(4,168)
Tax effect	3,337	2,008	1,605

Other comprehensive income (loss)	$5,330	$3,208	(2,563)

SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and estimated fair value of securities

	Amortized	Gross Unrealized		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$143,897	$400	$280	$144,017
U.S. Government sponsored agency mortgage backed securities	131,917	1,856	55	133,718
States and political subdivisions	7,273	3,306	-	50,579
Corporate bonds	16,884	529	9	17,404
	339,971	6,091	344	$345,718
Held-to-maturity securities
States and political subdivisions	31,755	1,665	-	33,420

	Amortized	Gross Unrealized		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$58,793	$214	$6	$59,001
Mortgage backed securities	175,352	843	145	176,050
States and political subdivisions	56,452	3,494	-	59,946
Other securities	18,759	582	68	19,273
	$309,356	$5,133	$219	$314,270
Held-to-maturity securities
States and political subdivisions	$35,214	$2,061	$-	$37,275

Schedule of gross unrealized losses and fair value of the corporation's investments

December 31, 2012	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$68,979	$280	$-	$-	$68,979	$280
US Government sponsored agency mortgage
backed securities	12,881	55	-	-	12,881	55
Corporate bonds	1,719	9	-	-	1,719	9
	$83,579	$344	$-	$-	$83,579	$344

December 31, 2011	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$15,063	$6	$-	$-	$15,063	$6
Mortgage backed securities	40,792	145	-	-	40,792	145
Other securities	29,154	68	-	-	29,154	68
	$85,009	$219	$-	$-	$85,009	$219

Schedule of amortized cost and fair value of available-for-sale securities and held-to-maturity securities by contractual maturity

	Available for Sale		Held to Maturity
December 31, 2012	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Within one year	$6,198	$6,270	$3,188	$3,208
One to five years	16,802	17,586	7,987	8,384
Five to ten years	161,212	162,453	13,617	14,425
After ten years	23,842	25,691	6,963	7,403
Mortgage-backed securities	131,917	133,718	-	-
Total	$339,971	$ $345,718	$31,755	$33,420

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of loans by class
	December 31, 2012	December 31, 2011
Commercial
Commercial and industrial	$83,631	$60,448
Non-farm, nonresidential real estate	167,565	139,642
Construction and development	36,323	29,042
Commercial loans secured by real estate	23,983	6,161
Other commercial	24,423	45,630
Total commercial	$335,925	$280,923
Residential and consumer
Consumer loans	11,621	14,297
Single family residential	196,349	196,882
Other retail	23,264	25,700
Total residential and consumer	231,234	$236,879
	$567,159	$517,802
Less:
Allowance for loan losses	(8,809)	(9,200)
Total net loans	$558,350	$508,602

Schedule of aging of loan portfolio
	30-89 Days	90 Days and	Total		Total
December 31, 2012	Past Due	Greater Past Due	Past Dues	Current	Loans
Residential and consumer
Consumer	$112	$7	$119	$11,502	$11,621
Single-family residential	3,543	387	3,930	192,419	196,349
Other retail	193	-	193	23,071	23,264
Residential and consumer total	$3,848	$394	$4,242	$226,992	$231,234
Commercial
Commercial and industrial	$618	$1,457	$2,075	$81,556	$83,631
Nonfarm, nonresidential real estate	666	448	1,114	166,451	167,565
Construction and development	160	-	160	36,163	36,323
Commercial loans secured by real estate	22	193	215	23,768	23,983
All other commercial	741	1,379	2,120	22,303	24,423
Commercial total	$2,207	$3,477	$5,684	$330,241	$335,925
Total	$6,055	$3,871	$9,926	$557,233	$567,159

	30-89 Days	90 Days and	Total		Total
December 31, 2011	Past Due	Greater Past Due	Past Dues	Current	Loans
Retail
Consumer loans	$73	$4	$77	$14,220	$14,297
Single-family residential	5,131	1,002	6,133	190,749	196,882
Other retail	1	-	1	25,699	25,700
Retail Total	$5,205	$1,006	$6,211	$230,665	$236,879
Commercial
Commercial and industrial	$3,858	$1,419	$5,277	$55,171	$60,448
Nonfarm, nonresidential real estate	2,166	320	2,486	137,156	139,642
Construction and development	44	-	44	28,998	29,042
Commercial loans secured by real estate	-	-	-	4,095	4,095
Other commercial	1,441	159	1,600	50,191	47,696
Commercial total	$7,509	$1,898	$9,407	$271,516	$280,923
Total	$12,714	$2,904	$15,618	$502,184	$517,802

Schedule of impaired loans by loan type

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2012	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial
Commercial and industrial	$2,036	$1,076	$328	$1,404	$103	$3,483	$74
Nonfarm, nonresidential real estate	3,613	2,417	-	2,417	-	1,606	83
Construction and development	682	-	682	682	118	682	35
Other commercial	3,124	3,124	-	3,124		3,099	126
Commercial total	9,455	6,617	1,010	7,627	221	8,870	318
Retail
Single-family residential	1,237	402	613	1,015	82	1,059	39
Retail total	1,237	402	613	1,015	82	1,059	39
Total	$10,692	$7,019	$1,623	$8,642	$303	$9,929	$357

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2011	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial
Commercial and industrial	$5,839	$738	$5,678	$5,446	$601	$5,069	$193
Nonfarm, nonresidential real estate	4,378	2,986	2,115	4,573	307	5,232	35
Construction and development	870	-	870	870	203	941	39
Other commercial	3,238	-	-	1,498	-	1,527	190
Commercial total	14,325	3,724	8,663	12,387	1,111	12,769	457
Retail
Single-family residential	1,388	142	1,075	1,217	131	1,269	44
Retail total	1,388	142	1,075	1,217	131	1,269	44
Total	$15,713	$3,866	$9,738	$13,604	$1,242	$14,038	$501

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2010	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial	$27,198	$9,215	$14,333	$23,548	$2,707	$24,274	$916
Residential real estate	1,784	801	744	1,545	205	1,611	42
Total	$28,982	$10,016	$15,077	$25,093	$2,912	$25,885	$958

* Interest income recognized approximates cash bases interest income.

Schedule of the nonaccrual loans by loan type

	2012	2011
Commercial & industrial	$1,595	$5,030
Nonfarm, nonresidential	1,372	2,030
Construction and development	50	267
Commercial real estate	126	-
Other commercial	1,379	-
Consumer	11	72
Single-family residential	3,541	4,070
Total	$8,074	$7,399

Schedule of troubled debt restructurings

	Twelve Months Ended December 31, 2012			Twelve Months Ended December 31, 2011
		Post-			Post-
		Modification	Net Charge-offs		Modification	Net Charge-offs
	Number of	Outstanding	Resulting from	Number of	Outstanding	Resulting from
(Dollars in Thousands)	Loans	Balance	Modifications	Loans	Balance	Modifications
Commercial:
Commercial and industrial	1	$8	$-	8	$3,319	$-
Nonfarm nonresidential	1	361	-	7	1,828	-
Tax exempt state and political	-	-	-	1	1,379	-
Farmland	-	-	-	2	171	-
Retail:
Consumer	1	3	-	6	36	-
Single-family residential	3	237	-	8	1,197	-

Total troubled debt restructurings	6	$609	$-	32	$7,930	$-

Schedule of loans modified during the past 12 months that subsequently defaulted
	Twelve Months Ended
	December 31, 2011
	Number of	Recorded
(in thousands)	Loans	Balance
Commercial:
Nonfarm nonresidential	1	$320
Retail:
Consumer	1	20
Single family residential	1	441
Total defaulted restructured loans	3	$781

Schedule of risk grades and classified loans by class of commercial loan portfolios

December 31, 2012
		Nonfarm,		Commercial Loans	All Other
Commercial Loan Portfolio: Credit risk	Commercial &	Nonresidential	Construction &	Secured by	Commercial	Commercial
profile by internally assigned grade	Industrial	Real Estate Loans	Development	Residential R/E	Loans	Loan Totals

Pass (1-5)	$81,560	$164,290	$35,543	$21,660	$22,857	$325,910
Special Mention (6)	269	815	98	398	-	1,580
Substandard (7)	726	2,460	682	1,925	187	5,980
Doubtful (8)	1,076	-	-	-	1,379	2,455
TOTALS	$83,631	$167,565	$36,323	$23,983	$24,423	$335,925

Retail Loan Portfolio: Credit risk profiles	Consumer	Single-Family	All Other	Retail Loan
based on delinquency status classification	Loans	Residential**	Retail Loans	Totals

Performing	$11,610	$192,808	$23,131	$227,549
Nonperforming*	11	3,541	133	3,685
TOTALS	$11,621	$196,349	$23,264	$231,234

December 31, 2011
		Nonfarm,		Commercial Loans	All Other
Commercial Loan Portfolio: Credit risk	Commercial &	Nonresidential	Construction &	Secured by	Commercial	Commercial
profile by internally assigned grade	Industrial	Real Estate Loans	Development	Residential R/E	Loans	Loan Totals

Pass (1-5)	$50,163	$131,786	$27,613	$5,045	$42,771	$257,378
Special Mention (6)	4,137	4,232	504	439	-	9,312
Substandard (7)	1,692	2,033	925	677	1,480	6,807
Doubtful (8)	4,456	1,591	-	-	1,379	7,426
TOTALS	$60,448	$139,642	$29,042	$6,161	$45,630	$280,923

Retail Loan Portfolio: Credit risk profiles	Consumer	Single-Family	All Other	Retail Loan
based on delinquency status classification	Loans	Residential**	Retail Loans	Totals

Performing	$14,225	$193,753	$25,368	$233,346
Nonperforming*	72	3,129	332	3,533
TOTALS	$14,297	$196,882	$25,700	$236,879
*	Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due. For purposes of this table, all loans graded substandard or below are included in nonperforming.

**	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit

ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Loan and Lease Losses [Abstract]
Schedule of allowance for loan losses by loan segment

		Residential	Consumer &
December 31, 2012	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	$5,957	$2,113	$192	$938	$9,200
Less: Charge-offs	1,690	176	19	-	1,885
Add: Recoveries	364	2	8	-	374
Add: Provisions	2,897	(830)	(9)	(938)	1,120
Ending Balance	$7,528	$1,109	$172	$-	$8,809

		Residential	Consumer &
December 31, 2011	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	$6,915	$2,001	$408	$96	$9,420
Less: Charge-offs	3,353	52	147	-	3,552
Add: Recoveries	103	-	104	-	207
Add: Provisions	2,292	164	(173)	842	3,125
Ending Balance	$5,957	$2,113	$192	$938	$9,200

		Residential	Consumer &
December 31, 2010	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	6,375	1,227	489	838	8,929
Less: Charge-offs	(2,046)	(108)	(77)	-	(2,231)
Add: Recoveries	782	-	44	-	826
Add: Provisions	1,804	882	(48)	(742)	1,896
Ending Balance	$6,915	$2,001	$408	$96	$9,420

Schedule of allowance for loan losses allocated to each portfolio segment

		Residential	Consumer &	Totals
December 31, 2012	Commercial	real estate	other retail
Loans
Loans individually evaluated for impairment	$7,627	$1,015	$-	$8,642
Loans collectively evaluated for impairment	328,298	195,334	34,885	558,517
Total	$335,925	$196,349	$34,885	$567,159

		Residential	Consumer &
December 31, 2011	Commercial	real estate	other retail	Totals
Loans
Loans individually evaluated for impairment	12,387	1,217	-	13,604
Loans collectively evaluated for impairment	268,536	221,365	14,297	504,198
Total	$280,923	$222,582	$14,297	$517,802

Schedule of allowance for loan losses by portfolio segment and disaggregated by impairment methodology

		Residential	Consumer &
December 31, 2012	Commercial	Real Estate	Other Retail	Unallocated	Totals
Loans individually evaluated for impairment	$221	$82	$-	$-	$303
Loans collectively evaluated for impairment	7,307	1,027	172	-	8,507
Ending Balance	$7,528	$1,109	$172	$-	$8,809

		Residential	Consumer &
December 31, 2011	Commercial	Real Estate	Other Retail	Unallocated	Totals
Loans individually evaluated for impairment	$1,111	131	-	-		$1,242
Loans collectively evaluated for impairment	4,846	1,982	192	938		7,958
Ending Balance	$5,957	$2,113	$192	$938	$	$9,200

BANK PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of bank's assets by category

	2012	2011
Land	$9,003	$9,003
Premises	22,717	20,784
Furniture and equipment	9,401	9,718
Leasehold improvements	1,319	1,398
	42,440	40,903
Less allowance for depreciation and amortization	(16,023)	(15,366)
	$26,417	$25,537

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
	2012	2011
Related party extensions of credit, beginning of period	$3,829	$4,361
New loans	745	848
Repayments	(743)	(1,380)
Related party extensions of credit, end of period	$3,831	$3,829

LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of future minimum lease commitments
Lease
Year	Payments
2013	$238
2014	228
2015	222
2016	195
2017	165
Thereafter	1,917
Total	$2,965

FEDERAL AND STATE INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense attributable to continuing operations

	2012	2011	2010
Current	$2,256	$1,960	$1948
Deferred	(340)	(1,216)	(905)
Total provision for income	1,916	744	1,043

Deferred Tax Effects of Principal Temporary Differences	2012	2011	2010
Allowance for possible loan losses	$3,392	$3,519	$3,604
Deferred compensation	2,420	2,234	2,050
Write down of other real estate	1,152	1,621	1,052
Deferred gain on OREO sale	202	-	-
Amortization of core deposit intangible	423	575	727
Recognition of nonaccrual loan income	152	66	90
Unrealized gains (losses) on available-for-sale securities	(2,212)	(1,892)	506
Postretirement obligation	2,857	1,759	702
Net actuarial gain/(loss) of postretirement benefit obligation	(1,124)	(116)	1,098
Accelerated depreciation	(630)	(562)	(282)
Amortization of goodwill	(2,376)	(2,152)	(1,937)
Alternative Minimum Tax	402	422	345
Dividend Income - F&M West	(219)	(241)	(244)
Other	(555)	(361)	(442)
Net deferred tax asset	$3,884	$4,872	$7,269

Schedule of reconciliation of income taxes reported with amount computed at Federal Statutory Rate

Reconciliation of Total Income Taxes Reported with the Amount of Income Taxes Computed
at the Federal Statutory Rate (34% Each Year)	2012	2011	2010
Tax expense at statutory rate	$3,238	$2,632	$2,827
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,275)	(1,533)	(1,635)
Nondeductible interest expense	29	45	70
Employee benefits	(240)	(244)	(286)
Other nondeductible expenses
(nontaxable income) - net	32	55	56
State income taxes net of federal tax benefit	41	(40)	(95)
Dividend income exclusion	(1)	(52)	(51)
Other	92	(119)	153
Total provision for income taxes	$1,916	$744	$1,043

Effective tax rate	20.1%	9.6%	12.2%

BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of annual principal maturities and interest rate terms of borrowings under credit line
2013	$10,100
Total	$10,100

Schedule of short-term borrowings
	2012	2011

Securities sold under repurchase agreements	$17,068	$16,347

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Schedule of actual capital amounts and ratios
			For Minimum Capital		For Minimum Regulatory
(Dollars in Thousands)	Actual		Adequacy Purposes		Compliance Purposes
As of December 31, 2012	Amount	Ratio	Amount	Ratio > or =	Amount	Ratio > or =
Total Capital (to Risk-Weighted
Assets) Consolidated	$109,011	15.8%	$55,265	8.0%	$ -	-
Bank	106,075	15.5%	54,890	8.0%	68,613	10.0%
Tier I Capital (to Risk-Weighted
Assets) Consolidated	100,338	14.5%	27,603	4.0%	-	-
Bank	97,402	14.2%	27,418	4.0%	41,127	6.0%
Tier I Capital (to Average
Assets) Consolidated	100,338	9.7%	41,505	4.0%	-	-
Bank	97,402	9.4%	41,492	4.0%	51,865	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted
Assets) Consolidated	$107,856	16.9%	$50,986	8.0%	$ -	-
Bank	104,856	16.5%	50,674	8.0%	63,343	10.0%
Tier I Capital (to Risk-Weighted
Assets) Consolidated	99,923	15.7%	25,502	4.0%	-	-
Bank	96,923	15.3%	25,333	4.0%	38,000	6.0%
Tier I Capital (to Average
Assets)Consolidated	99,923	10.1%	39,588	4.0%	-	-
Bank	96,923	9.8%	39,575	4.0%	49,469	5.0%

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	-	144,017	-	144,017
U.S. government-sponsored agency mortgage backed securities	-	133,718	-	133,718
States and political subdivisions	-	50,579	-	50,579
Corporate bonds	-	17,404	-	17,404
Total assets at fair value	-	345,718	-	345,718

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	$-	$59,001	$-	$59,001
U.S. government-sponsored agency mortgage backed securities	-	176,050	-	176,050
States and political subdivisions	-	59,946	-	59,946
Corporate bonds	-	19,273	-	19,273
Total assets at fair value	$-	$314,270	$-	$314,270

Schedule of financial assets measured at fair value on a nonrecurring basis
Assets measured at fair value on a nonrecurring basis
as of December 31, 2012	Level 1	Level 2	Level 3	Total
Impaired loans (collateral dependent)	$-	$-	$4,840	$4,840
Other real estate owned	-	-	3,385	3,385

Assets measured at fair value on a nonrecurring basis
as of December 31, 2011	Level 1	Level 2	Level 3	Total
Impaired loans (collateral dependent)	$-	$-	$13,604	$13,604
Other real estate owned	-	-	8,827	8,827

Schedule of quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements

		Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	at December 31, 2012	Technique(s)	Input	(Weighted Average)
		Market comparable	Marketability	5.0% - 10.0%
Impaired loans (collateral-dependent)	$4,840	properties	discount	(7%)
		Market comparable	Marketability	5.0% - 10.0%
Other real estate/assets owned	$3,385	properties	discount	(7%)

Schedule of estimated fair values of the corporation's financial instruments and indicates the level within the fair value hierarchy of the valuation techniques
Fair Value Measurements at December 31, 2012 Using
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
Carrying		for Identical Assets	Inputs	Inputs
Amount		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$23,443	$23,443	$ -	$ -
Interest-bearing deposits in other banks	31,953	31,953	-	-
Federal funds sold	15,000	15,000	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	345,718	-	345,718	-
Securities held-to-maturity	31,755	-	33,420	-
Loans held for sale	2,456	2,456	-	-
Loans, net	558,350	-	-	572,277
Accrued interest receivable	4,060	-	4,060	-
Financial liabilities
Noninterest bearing deposits	169,136	169,136	-	-
Interest-bearing deposits	763,713	-	766,043	-
Repurchase agreements	17,068	-	17,068	-
Advances from Federal Home Loan Bank	10,100	-	10,215	-
Accrued interest payable	754	-	754	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-	-

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets
Cash and due from banks	$17,927	$17,927
Interest-bearing deposits in banks	38,594	38,594
Federal funds sold	16,500	16,500
Securities available-for-sale	314,270	314,270
Securities held-to-maturity	35,214	37,275
Loans, net	508,602	523,847
Accrued interest receivable	4,095	4,095
Financial liabilities
Deposits	856,430	858,775
Federal funds purchased and
securities sold under agreements to repurchase	16,347	16,347
Advances from FHLB	17,100	17,521
Accrued interest payable	878	878
Off-balance sheet credit related instruments
Commitments to extend credit and letters of credit	-	-

QUARTERLY RESULTS OF OPERATIONS (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited quarterly interim financial information for the Corporation

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$9,065	$9,095	$9,114	$9,110	$36,384
Interest expense	1,071	979	917	874	3,841
Net interest income	7,994	8,116	8,197	8,236	32,543
Provision for possible loan losses (recoveries), net	600	520	-	-	1,120
Noninterest income	3,379	3,360	2,276	2,616	11,631
Noninterest expenses	7,754	8,424	8,145	9,207	33,530
Income before income taxes	3,019	2,532	2,328	1,645	9,524
Income taxes	690	451	373	402	1,916
Net income	$2,329	$2,081	$1,955	$1,243	$7,608
Basic earnings per share	0.44	0.39	0.37	0.23	1.43
Weighted average shares outstanding per quarter	5,330,000	5,330,000	5,328,002	5,332,893	5,315,634

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$9,461	$9,680	$9,541	$9,286	$37,968
Interest expense	1,372	1,255	1,179	1,136	4,942
Net interest income	8,089	8,425	8,362	8,150	33,026
Provision for possible loan losses (recoveries), net	725	750	750	900	3,125
Noninterest income	2,422	2,694	2,887	2,969	10,972
Noninterest expenses	7,916	8,044	7,574	9,591	33,133
Income before income taxes	1,870	2,325	2,925	628	7,740
Income taxes	325	306	632	(519)	744
Net income	$1,545	$2,011	$2,293	$1,147	$6,996
Basic earnings per share	0.29	0.37	0.43	0.21	1.30
Weighted average shares outstanding per quarter	5,427,650	5,392,760	5,380,000	5,374,531	5,393,765

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of maturities of time deposits of $100 or more
	2012	2011

Under 3 months	$28,504	$31,221
3 to 12 months	64,639	52,729
Over 12 months	27,018	24,972

Total	$120,161	$108,922

Schedule of maturities of interest-bearing time deposits
2013	$192,656
2014	15,824
2015	16,734
2016	14,666
2017	8,135
Thereafter	186
Total	$248,201

CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS
	As of December 31,
	2012	2011
Cash	$61	$443
Investment in bank subsidiary - at equity	100,999	109,149
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,917	1,972
Cash surrender value - life insurance	4,395	3,950
Total assets	$117,443	$115,585
Liabilities
Accrued liabilities	1,686	1,559
Dividends payable	1,917	1,972
Total liabilities	3,603	3,531
Shareholders’ equity
Common stock - $10 par value, 8,000,000 shares authorized;
5,180,000 and 5,330,000 shares issued and outstanding,
as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	56,710	55,546
Accumulated other comprehensive income	5,330	3,208
Total shareholders' equity	113,840	112,054
Total liabilities and shareholders' equity	$117,443	$115,585

Schedule of statements of income
CONDENSED STATEMENTS OF INCOME
	Years ended December 31,
	2012	2011
Operating income
Dividends from bank subsidiary	$7,289	$6,974
Other dividend income	18	15
Interest income	-	-
Other	135	130
Operating expenses	(218)	(199)
Income before equity in undistributed net
income of bank subsidiary	7,224	6,920
Equity in undistributed net income of bank subsidiary	384	76
Net Income	$7,608	$6,966

Schedule of statements of comprehensive income

CONDENSED STATEMENT OF COMPREHENSIVE INCOME
	Year Ended December 31,
	2012	2011	2010
Net Income for common shareholders	$7,608	$6,996	$7,243

Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities,
net of taxes of $1,204,$2,960, and ($352)	1,923	4,728	(561)

Reclassification adjustment for realized (gains) losses included in net income,
net of taxes of ($883), ($561), and ($621), respectively	(1,411)	(897)	(992)

Change in unfunded portion of postretirement benefit obligations,
net of tax of $1,008, $1,214 and $43, respectively	1,610	1,940	68

Other Comprehensive Income (Loss)	2,122	5,771	(1,485)

Total Comprehensive Income	$9,730	$12,767	$5,758

Schedule of statements of cash flows
CONDENSED STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2012	2011
Operating activities
Net income for the year	$7,608	$6,996
Adjustments to reconcile net income to net cash
provided by operating activities
Equity in undistributed net income of bank subsidiary	(384)	(76)
Increase in cash surrender value of life insurance contracts	(135)	(130)
Increase/Decrease in other assets	56	(1,972)
Increase/Decrease in payables	127	126
Total adjustments	(336)	(2,052)
Net cash provided by operating activities	7,272	4,944
Investing activities
Purchase of single premium life insurance policy	(310)	-
Net cash used by investing activities	(310)	-
Financing activities
Payment to repurchase common stock	(3,400)	(3,011)
Cash dividends paid	(3,944)	(1,991)
Net cash used by financing activities	(7,344)	(5,002)
Increase (decrease) in cash	(382)	(58)
Cash at beginning of year	443	501
Cash at end of year	$61	$443

POST RETIREMENT BENEFIT PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of obligations and funded status

Obligations and Funded Status
	Post-Retirement Benefits
	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$4,572	$1,825
Service cost	91	24
Interest cost	351	139
Plan participants’ contributions	105	107
Actuarial (gain) loss	2,616	2,950
Benefits paid	(314)	(473)
Benefit obligation at end of year	$7,421	$4,572
Change in plan assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	209	365
Plan participants’ contributions	105	107
Benefits paid	(314)	(473)
Fair value of plan assets at end of year	$-	$-
Funded status	$(7,421)	$(4,572)
Unrecognized net actuarial (gain) loss	2,920	305
Accrued benefit cost recorded in accrued liabilities	$(4,501)	$(4,267)

	Post-Retirement Benefits
	2012	2011
Current liabilities	$266	$241
Noncurrent liabilities	$4,235	$4,026
Total	$4,501	$4,267

Schedule of amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost
	Post-Retirement Benefits
	2012	2011
Unrecognized net actuarial (gain) loss	$2,920	$305
Unrecognized prior service cost	-	-
Total (before tax effects)	$2,920	$305

Schedule of reconciliation of other comprehensive income

	Post-Retirement Benefits
	2012	2011

Other comprehensive income at beginning of year	$305	$(2,849)
Amortization of net gain (loss) included in net periodic benefit cost	-	205
Net actuarial (gain) loss during the period	2,615	2,950
Total (before tax effects)	$2,920	$305

Schedule of components of net periodic benefit
	Post-Retirement Benefits
Components of net periodic benefit cost	2012	2011
Service cost	$91	$24
Interest cost	351	139
Recognized net actuarial (gain) loss	-	(205)
Net periodic benefit cost (income)	$442	$(42)

Schedule of other changes in benefit obligations recognized in other comprehensive income

	Post-Retirement Benefits
	2012	2011
Net actuarial (gain) loss	$2,615	$2,950
Recognized net actuarial gain (loss)	-	205
Total recognized in other comprehensive income (before tax effects)	$2,615	$3,155

Schedule of weighted-average assumption used to determine benefit obligation

	Post-Retirement Benefits
Weighted-average assumption used to determine benefit obligation:	2012	2011
Discount Rate	4%	8%
Rate of compensation increase	NA	NA

	Post-Retirement Benefits
Weighted-average assumptions used to determine benefit costs:	2012	2011
Discount Rate	8%	8%
Corridor	10%	10%
Rate of compensation increase	NA	NA

Schedule of benefit payments, which reflect expected future service
Company
Year	Benefits
2013	$266
2014	277
2015	309
2016	327
2017	338
2018 and later	1,811
$3,328

Schedule of health care cost trend

	2012	2011
Health care cost trend rate assumed for next year	7.5-11%	7.5-11%
Rate to which the cost trend rate is assumed
to decline (the ultimate trend rate)	5%	5%
Year that the rate reaches the ultimate trend rate	2018	2018

Schedule of one percentage - point change in assumed health care cost trend
	1-Percentage-	1-Percentage-
	Point Increase	Point Decrease
Effect on total of service and interest cost	$89	$(69)
Effect on postretirement benefit obligation	1,258	(1,007)

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of accumulated other comprehensive income, included in shareholder's equity (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Net unrealized gains (losses) on available-for-sale securities	$ 5,747	$ 4,914	$ (1,316)
Net actuarial (gain) loss on unfunded portion of postretirement benefit obligation	2,920	302	(2,852)
Accumulated other comprehensive income loss included in shareholder equity, before tax	8,667	5,216	(4,168)
Tax effect	3,337	2,008	1,605
Other comprehensive income (loss)	$ 5,330	$ 3,208	$ (2,563)

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (Credit Concentration Risk)	12 Months Ended
Dec. 31, 2012
Concentration Risk [Line Items]
Concentration risk, description	Tier 1 Capital plus the allowance for loan and lease losses
Commercial real estate rental and leasing
Concentration Risk [Line Items]
Concentration risk, percentage	107.00%
Health care and social assistance credits
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%
Manufacturing and construction credits
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%
Wholesale trade credits
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%
Non-farm and non-residential real estate
Concentration Risk [Line Items]
Percentage of collateral of total loan portfolio	29.50%

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation computation method	accelerated method
Building
Property, Plant and Equipment [Line Items]
Estimated useful life of an asset	15 to 39 years
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of an asset	three to 25 years

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Accounting Policies [Abstract]
Bank's required reserve at the federal reserve	$ 4,108
Mortgage loans held-for-sale	2,456	2,505
Federal reserve and federal home loan bank stock	$ 3,879	$ 3,879
Maturity period of securities sold under agreements to repurchase	one to four days
Number of operating segments	1
Income tax examination, likelihood of unfavorable settlement	more than 50 percent

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 3) (Common Stock Repurchase Plan)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased	150,000	100,000
Number of shares repurchased	150,000	100,000	76,993

SECURITIES - Amortized cost and estimated fair value of securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities
Available-for-sale securities, amortized cost	$ 339,971	$ 309,356
Available-for-sale securities, gross unrealized gains	6,091	5,133
Available-for-sale securities, gross unrealized losses	344	219
Securities available-for-sale, fair value	345,718	314,270
Held-to-maturity securities
Held-to-maturity securities, amortized cost	31,755
Held-to-maturity securities, fair value	33,420	37,275
U.S. Government agencies
Available-for-sale securities
Available-for-sale securities, amortized cost	143,897	58,793
Available-for-sale securities, gross unrealized gains	400	214
Available-for-sale securities, gross unrealized losses	280	6
Securities available-for-sale, fair value	144,017	59,001
U.S. Government sponsored agency mortgage backed securities
Available-for-sale securities
Available-for-sale securities, amortized cost	131,917	175,352
Available-for-sale securities, gross unrealized gains	1,856	843
Available-for-sale securities, gross unrealized losses	55	145
Securities available-for-sale, fair value	133,718	176,050
States and political subdivisions
Available-for-sale securities
Available-for-sale securities, amortized cost	7,273	56,452
Available-for-sale securities, gross unrealized gains	3,306	3,494
Available-for-sale securities, gross unrealized losses
Securities available-for-sale, fair value	50,579	59,946
Held-to-maturity securities
Held-to-maturity securities, amortized cost	31,755	35,214
Held-to-maturity securities, unrecognized holding gain	1,665	2,061
Held-to-maturity securities, unrecognized holding loss
Held-to-maturity securities, fair value	33,420	37,275
Corporate bonds
Available-for-sale securities
Available-for-sale securities, amortized cost	16,884	18,759
Available-for-sale securities, gross unrealized gains	529	582
Available-for-sale securities, gross unrealized losses	9	68
Securities available-for-sale, fair value	$ 17,404	$ 19,273

SECURITIES - Unrealized losses and fair value of investments with unrealized losses not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time (Details 1) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	$ 83,579	$ 85,009
Available-for-sale securities, less than 12 months, unrealized losses	344	219
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total	83,579	85,009
Available-for-sale securities, unrealized losses, total	344	219
U.S. Government agencies
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	68,979	15,063
Available-for-sale securities, less than 12 months, unrealized losses	280	6
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total	68,979	15,063
Available-for-sale securities, unrealized losses, total	280	6
U.S. Government sponsored agency mortgage backed securities
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	12,881	40,792
Available-for-sale securities, less than 12 months, unrealized losses	55	145
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total	12,881	40,792
Available-for-sale securities, unrealized losses, total	55	145
Corporate bonds
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	1,719
Available-for-sale securities, less than 12 months, unrealized losses	9
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total	1,719
Available-for-sale securities, unrealized losses, total	9
Other Securities
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value		29,154
Available-for-sale securities, less than 12 months, unrealized losses		68
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total		29,154
Available-for-sale securities, unrealized losses, total		$ 68

SECURITIES - Amortized cost and fair value of available-for-sale securities and held-to-maturity securities by contractual maturity (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Available for sale, within one year- amortized cost	$ 6,198
Available for sale, one to five years- amortized cost	16,802
Available for sale, five to ten years- amortized cost	161,212
Available for sale, after ten years- amortized cost	23,842
Available for sale, within one year- estimated fair value	6,270
Available for sale, one to five years- estimated fair value	17,586
Available for sale, five to ten years- estimated fair value	162,453
Available for sale, after ten years- estimated fair value	25,691
Held to maturity, within one year- amortized cost	3,188
Held to maturity, one to five years- amortized cost	7,987
Held to maturity, five to ten years- amortized cost	13,617
Held to maturity, after ten years- amortized cost	6,963
Held to maturity, within one year- estimated fair value	3,208
Held to maturity, one to five years- estimated fair value	8,384
Held to maturity, five to ten years- estimated fair value	14,425
Held to maturity, after ten years- estimated fair value	7,403
Available for sale total - amortized cost	339,971	309,356
Available-for-sale total - estimated fair value	345,718	314,270
Held to maturity total - amortized cost	31,755
Held to maturity total - estimated fair value	33,420	37,275
Mortgage-backed securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Available for sale, mortgage-backed securities- amortized cost	131,917
Available for sale, mortgage-backed securities- estimated fair value	133,718
Held to maturity, mortgage-backed securities- amortized cost
Held to maturity, mortgage-backed securities- estimated fair value

SECURITIES (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Total fair value of investments in debt securities	$ 83,579	$ 85,009
Percentage of available-for-sale and held-to-maturity investment portfolio (in percent)	22.00%	24.00%
Carrying value of securities pledged as collateral to secure public deposits and for other purpose	210,800	196,100
Book value of securities sold under agreements to repurchase	26,500	22,200
Gross gains from sales of available-for-sale securities	2,455	1,509	1,659
Loss included in the net gain	(155)	(9)	(45)
Net gain from sales of available-for-sale securities	$ 2,300	$ 1,500	$ 1,614

LOANS - Loans by class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for loan losses	$ (8,809)		$ (9,200)
Net loans	558,350		508,602
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	567,159		517,802
Less: Allowance for loan losses	(8,809)		(9,200)		(9,420)	(8,929)
Net loans	558,350		508,602
Loans receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	335,925		280,923
Less: Allowance for loan losses	(7,528)		(5,957)		(6,915)	(6,375)
Loans receivable | Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	83,631		60,448
Loans receivable | Commercial | Non-farm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	167,565		139,642
Loans receivable | Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	36,323		29,042
Loans receivable | Commercial | Commercial loans secured by real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	23,983		6,161
Loans receivable | Commercial | Other Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	24,423		45,630
Loans receivable | Residential and consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	231,234		236,879
Loans receivable | Residential and consumer | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	11,621		14,297
Loans receivable | Residential and consumer | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	196,349	[1]	196,882	[1]
Loans receivable | Residential and consumer | Other retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	$ 23,264		$ 25,700

[1]	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit

LOANS - Aging of the Corporation's loan portfolio (Details 1) (Loans receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	$ 6,055		$ 12,714
90 Days and Greater Past Due	3,871		2,904
Total past dues	9,926		15,618
Current	557,233		502,184
Total loans	567,159		517,802
Residential and consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	3,848		5,205
90 Days and Greater Past Due	394		1,006
Total past dues	4,242		6,211
Current	226,992		230,665
Total loans	231,234		236,879
Residential and consumer | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	112		73
90 Days and Greater Past Due	7		4
Total past dues	119		77
Current	11,502		14,220
Total loans	11,621		14,297
Residential and consumer | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	3,543		5,131
90 Days and Greater Past Due	387		1,002
Total past dues	3,930		6,133
Current	192,419		190,749
Total loans	196,349	[1]	196,882	[1]
Residential and consumer | Other retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	193		1
90 Days and Greater Past Due
Total past dues	193		1
Current	23,071		25,699
Total loans	23,264		25,700
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	2,207		7,509
90 Days and Greater Past Due	3,477		1,898
Total past dues	5,684		9,407
Current	330,241		271,516
Total loans	335,925		280,923
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	618		3,858
90 Days and Greater Past Due	1,457		1,419
Total past dues	2,075		5,277
Current	81,556		55,171
Total loans	83,631		60,448
Commercial | Nonfarm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	666		2,166
90 Days and Greater Past Due	448		320
Total past dues	1,114		2,486
Current	166,451		137,156
Total loans	167,565		139,642
Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	160		44
90 Days and Greater Past Due
Total past dues	160		44
Current	36,163		28,998
Total loans	36,323		29,042
Commercial | Commercial loans secured by real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	22
90 Days and Greater Past Due	193
Total past dues	215
Current	23,768		4,095
Total loans	23,983		4,095
Commercial | All other commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	741		1,441
90 Days and Greater Past Due	1,379		159
Total past dues	2,120		1,600
Current	22,303		50,191
Total loans	$ 24,423		$ 47,696

[1]	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit

LOANS - Impaired loans by loan type (Details 2) (Loans receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	$ 10,692		$ 15,713		$ 28,982
Recorded Investment with no allowance	7,019		3,866		10,016
Recorded Investment with allowance	1,623		9,738		15,077
Total Recorded Investment	8,642		13,604		25,093
Related Allowance	303		1,242		2,912
Average Recorded Investment	9,929		14,038		25,885
Interest Recognized	357	[1]	501	[1]	958	[1]
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	9,455		14,325		27,198
Recorded Investment with no allowance	6,617		3,724		9,215
Recorded Investment with allowance	1,010		8,663		14,333
Total Recorded Investment	7,627		12,387		23,548
Related Allowance	221		1,111		2,707
Average Recorded Investment	8,870		12,769		24,274
Interest Recognized	318	[1]	457	[1]	916	[1]
Commercial | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	2,036		5,839
Recorded Investment with no allowance	1,076		738
Recorded Investment with allowance	328		5,678
Total Recorded Investment	1,404		5,446
Related Allowance	103		601
Average Recorded Investment	3,483		5,069
Interest Recognized	74	[1]	193	[1]
Commercial | Nonfarm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	3,613		4,378
Recorded Investment with no allowance	2,417		2,986
Recorded Investment with allowance			2,115
Total Recorded Investment	2,417		4,573
Related Allowance			307
Average Recorded Investment	1,606		5,232
Interest Recognized	83	[1]	35	[1]
Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	682		870
Recorded Investment with no allowance
Recorded Investment with allowance	682		870
Total Recorded Investment	682		870
Related Allowance	118		203
Average Recorded Investment	682		941
Interest Recognized	35	[1]	39	[1]
Commercial | Other Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	3,124		3,238
Recorded Investment with no allowance	3,124
Recorded Investment with allowance
Total Recorded Investment	3,124		1,498
Related Allowance
Average Recorded Investment	3,099		1,527
Interest Recognized	126	[1]	190	[1]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	1,237		1,388		1,784
Recorded Investment with no allowance	402		142		801
Recorded Investment with allowance	613		1,075		744
Total Recorded Investment	1,015		1,217		1,545
Related Allowance	82		131		205
Average Recorded Investment	1,059		1,269		1,611
Interest Recognized	39	[1]	44	[1]	42	[1]
Retail | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	1,237		1,388
Recorded Investment with no allowance	402		142
Recorded Investment with allowance	613		1,075
Total Recorded Investment	1,015		1,217
Related Allowance	82		131
Average Recorded Investment	1,059		1,269
Interest Recognized	$ 39	[1]	$ 44	[1]

[1]	Interest income recognized approximates cash bases interest income.

LOANS - Nonaccrual loans by loan type (Details 3) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	$ 8,074	$ 7,399
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	1,595	5,030
Nonfarm, nonresidential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	1,372	2,030
Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	50	267
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	126
Other Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	1,379
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	11	72
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	$ 3,541	$ 4,070

LOANS - Troubled debt restructurings segregated by class of loans (Details 4) (Loans receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	6	32
Post-Modifications Outstanding Balance	$ 609	$ 7,930
Net Charge-offs Resulting from Modifications
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1	8
Post-Modifications Outstanding Balance	8	3,319
Net Charge-offs Resulting from Modifications
Commercial | Non-farm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1	7
Post-Modifications Outstanding Balance	361	1,828
Net Charge-offs Resulting from Modifications
Commercial | Tax Exempt State and Political
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		1
Post-Modifications Outstanding Balance		1,379
Net Charge-offs Resulting from Modifications
Commercial | Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		2
Post-Modifications Outstanding Balance		171
Net Charge-offs Resulting from Modifications
Retail | Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1	6
Post-Modifications Outstanding Balance	3	36
Net Charge-offs Resulting from Modifications
Retail | Single Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	3	8
Post-Modifications Outstanding Balance	237	1,197
Net Charge-offs Resulting from Modifications

LOANS - Defaulted restructured loans (Detail 5) (Loans Receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	3
Recorded Balance	$ 781
Commercial | Non-farm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1
Recorded Balance	320
Retail | Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1
Recorded Balance	20
Retail | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1
Recorded Balance	$ 441

LOANS - Risk grades and classified loans by class of commercial loan in corporation's portfolios (Details 6) (Loans receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	$ 567,159		$ 517,802
Commercial Loan Portfolio: Credit risk profile by internally assigned grade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	335,925		280,923
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	325,910		257,378
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	1,580		9,312
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	5,980		6,807
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	2,455		7,426
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	83,631		60,448
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	81,560		50,163
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	269		4,137
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	726		1,692
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	1,076		4,456
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	167,565		139,642
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	164,290		131,786
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	815		4,232
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	2,460		2,033
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross			1,591
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	36,323		29,042
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	35,543		27,613
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	98		504
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	682		925
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	23,983		6,161
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	21,660		5,045
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	398		439
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	1,925		677
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	24,423		45,630
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	22,857		42,771
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	187		1,480
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	1,379		1,379
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	231,234		236,879
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	227,549		233,346
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Non-performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	3,685	[1]	3,533	[1]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	11,621		14,297
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Consumer loans | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	11,610		14,225
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Consumer loans | Non-performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	11	[1]	72	[1]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Single Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	196,349	[2]	196,882	[2]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Single Family Residential | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	192,808	[2]	193,753	[2]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Single Family Residential | Non-performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	3,541	[1],[2]	3,129	[1],[2]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | All Other Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	23,264		25,700
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | All Other Retail Loans | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	23,131		25,368
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | All Other Retail Loans | Non-performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	$ 133	[1]	$ 332	[1]

[1]	Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due. For purposes of this table, all loans graded substandard or below are included in nonperforming.
[2]	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit

LOANS (Detail Textuals)	12 Months Ended
Dec. 31, 2012
Credit Concentration Risk | Commercial real estate rental and leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	107.00%
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum loan-to-value percentage of collection remedies	80.00%
Loans Receivable | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Affiliated interests of capital structure	15 percent or more

ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the allowance for loan losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan and Lease Losses [Roll Forward]
Ending Balance	$ 8,809	$ 9,200
Loans receivable
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	9,200	9,420	8,929
Less: Charge-offs	1,885	3,552	(2,231)
Add: Recoveries	374	207	826
Add: Provisions	1,120	3,125	1,896
Ending Balance	8,809	9,200	9,420
Loans receivable | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	5,957	6,915	6,375
Less: Charge-offs	1,690	3,353	(2,046)
Add: Recoveries	364	103	782
Add: Provisions	2,897	2,292	1,804
Ending Balance	7,528	5,957	6,915
Loans receivable | Residential real estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	2,113	2,001	1,227
Less: Charge-offs	176	52	(108)
Add: Recoveries	2
Add: Provisions	(830)	164	882
Ending Balance	1,109	2,113	2,001
Loans receivable | Consumer & other retail
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	192	408	489
Less: Charge-offs	19	147	(77)
Add: Recoveries	8	104	44
Add: Provisions	(9)	(173)	(48)
Ending Balance	172	192	408
Loans receivable | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	938	96	838
Less: Charge-offs
Add: Recoveries
Add: Provisions	(938)	842	(742)
Ending Balance		$ 938	$ 96

ALLOWANCE FOR LOAN AND LEASE LOSSES - Loan and lease losses by portfolio segment and disaggregated on the basis of the Bank's impairment methodology (Details 1) (Loans receivable, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans individually evaluated for impairment	$ 8,642	$ 13,604
Loans collectively evaluated for impairment	558,517	504,198
Loans and leases receivable gross	567,159	517,802
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans individually evaluated for impairment	7,627	12,387
Loans collectively evaluated for impairment	328,298	268,536
Loans and leases receivable gross	335,925	280,923
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans individually evaluated for impairment	1,015	1,217
Loans collectively evaluated for impairment	195,334	221,365
Loans and leases receivable gross	196,349	222,582
Consumer & Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	34,885	14,297
Loans and leases receivable gross	$ 34,885	$ 14,297

ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for loan losses based on bank's impairment methodology (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan losses	$ 8,809	$ 9,200
Loans receivable
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment	303	1,242
Loans collectively evaluated for impairment	8,507	7,958
Allowance for loan losses	8,809	9,200	9,420	8,929
Loans receivable | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment	221	1,111
Loans collectively evaluated for impairment	7,307	4,846
Allowance for loan losses	7,528	5,957	6,915	6,375
Loans receivable | Residential Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment	82	131
Loans collectively evaluated for impairment	1,027	1,982
Allowance for loan losses	1,109	2,113	2,001	1,227
Loans receivable | Consumer & Other Retail
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	172	192
Allowance for loan losses	172	192	408	489
Loans receivable | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment		938
Allowance for loan losses		$ 938	$ 96	$ 838

BANK PREMISES AND EQUIPMENT - Bank's assets by category (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	$ 42,440	$ 40,903
Less allowance for depreciation and amortization	(16,023)	(15,366)
Bank premises and equipment, at cost less allowance for depreciation	26,417	25,537
Land
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	9,003	9,003
Premises
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	22,717	20,784
Furniture and equipment
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	9,401	9,718
Leasehold improvements
Property, Plant and Equipment [Line Items]
Bank premises and equipment, gross	$ 1,319	$ 1,398

RELATED PARTY TRANSACTIONS - Activity for related party transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans and Leases Receivable, Related Parties [Roll Forward]
Related party extensions of credit, beginning of period	$ 3,829	$ 4,361
New loans	745	848
Repayments	(743)	(1,380)
Related party extensions of credit, end of period	$ 3,831	$ 3,829

RELATED PARTY TRANSACTIONS (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Ownership percentage held by parent	10% or more
Related party deposits	$ 15,984
Aggregate balances of related party repurchase agreements	8,694
Significant services provided by a director	$ 1,105

LEASES - Future minimum lease commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 238
2014	228
2015	222
2016	195
2017	165
Thereafter	1,917
Total	$ 2,965

LEASES (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Number of office locations	4
Description of operating leases	Real property for four of the Bank's office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2028. In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms.
Minimum
Operating Leased Assets [Line Items]
Renewal term of lease	5 years
Maximum
Operating Leased Assets [Line Items]
Renewal term of lease	10 years
Equipment
Operating Leased Assets [Line Items]
Total rental expense	$ 12	$ 13	$ 13
Building
Operating Leased Assets [Line Items]
Total rental expense	$ 283	$ 236	$ 293

FEDERAL AND STATE INCOME TAXES - Components of income tax expense attributable to continuing operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current									$ 2,256	$ 1,960	$ 1,948
Deferred									(340)	(1,216)	(905)
PROVISION FOR INCOME TAXES	$ 402	$ 373	$ 451	$ 690	$ (519)	$ 632	$ 306	$ 325	$ 1,916	$ 744	$ 1,043

FEDERAL AND STATE INCOME TAXES - Components of deferred tax assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Effects of Principal Temporary Differences
Allowance for possible loan losses	$ 3,392	$ 3,519	$ 3,604
Deferred compensation	2,420	2,234	2,050
Write down of other real estate	1,152	1,621	1,052
Deferred gain on OREO sale	202
Amortization of core deposit intangible	423	575	727
Recognition of nonaccrual loan income	152	66	90
Unrealized gains (losses) on available-for-sale securities	(2,212)	(1,892)	506
Postretirement obligation	2,857	1,759	702
Net actuarial gain/(loss) of postretirement benefit obligation	(1,124)	(116)	1,098
Accelerated depreciation	(630)	(562)	(282)
Amortization of goodwill	(2,376)	(2,152)	(1,937)
Alternative Minimum Tax	402	422	345
Dividend Income -F&M West	(219)	(241)	(244)
Other	(555)	(361)	(442)
Deferred tax assets, net, total	$ 3,884	$ 4,872	$ 7,269

FEDERAL AND STATE INCOME TAXES - Reconciliation of Total Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax expense at statutory rate									$ 3,238	$ 2,632	$ 2,827
Increase (decrease) in taxes resulting from:
Tax exempt interest									(1,275)	(1,533)	(1,635)
Nondeductible interest expense									29	45	70
Employee benefits									(240)	(244)	(286)
Other nondeductible expenses (nontaxable income) - net									32	55	56
State income taxes net of federal tax benefit									41	(40)	(95)
Dividend income exclusion									(1)	(52)	(51)
Other									92	(119)	153
PROVISION FOR INCOME TAXES	$ 402	$ 373	$ 451	$ 690	$ (519)	$ 632	$ 306	$ 325	$ 1,916	$ 744	$ 1,043
Effective tax rate									20.10%	9.60%	12.20%

FEDERAL AND STATE INCOME TAXES (Detail Textuals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal Statutory Rate	34.00%	34.00%	34.00%

BORROWED FUNDS - Annual principal maturities and interest rate terms of borrowings under this credit line (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 10,100
Total	$ 10,100

BORROWED FUNDS - Short-term borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Securities sold under agreements to repurchase	$ 17,068	$ 16,347

BORROWED FUNDS (Detail Textuals) (Blanket Agreement, Federal home loan bank of cincinnati, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 20, 2006
Blanket Agreement | Federal home loan bank of cincinnati
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Percentage of qualifying residential mortgage loans		150.00%
Interest rate, lower range		2.61%
Interest rate, upper range		3.76%
Stock held in the FHLB	$ 3,009

BORROWED FUNDS (Detail Textuals 1) (CMA, Federal home loan corporation, Line of credit, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 21, 2010	Dec. 31, 2012	Dec. 31, 2011
CMA | Federal home loan corporation | Line of credit
Line of Credit Facility [Line Items]
Maximum borrowing amount (in millions)	$ 40,000
Maximum period for variable rate of interest	90 days
Maximum period for fixed rate of interest	30 days
Interest rate description	Bank may borrow a maximum of $40 million selecting a variable rate of interest for up to 90 days or a fixed rate for a maximum of 30 days
Maximum amount of outstanding agreements at any month end		22,598	17,498
Monthly average of agreements		$ 18,657	$ 11,987

SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Specified period for funding	30 to 90 days
Origination of mortgage loans Held-for-sale	$ 9,488	$ 7,431
Mortgage loans held-for-sale	$ 2,456	$ 2,505

SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES (Detail Textuals 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitment and Contingencies [Line Items]
Total outstanding standby letters of credit	$ 9,070	$ 8,370
Minimum
Commitment and Contingencies [Line Items]
Letters of credit outstanding, term	7 days
Maximum
Commitment and Contingencies [Line Items]
Letters of credit outstanding, term	23 years
Commercial lines
Commitment and Contingencies [Line Items]
Line of credit facility, amount granted	64,455	55,668
Open-end consumer lines
Commitment and Contingencies [Line Items]
Line of credit facility, amount granted	$ 45,302	$ 44,545

REGULATORY MATTERS - Actual capital amounts and ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual	$ 109,011	$ 107,856
Total Capital to Risk-Weighted Assets, Actual	15.80%	16.90%
Tier I Capital, Actual	100,338	99,923
Tier I Capital to Risk-Weighted Assets, Actual	14.50%	15.70%
Tier I Capital, Actual	100,338	99,923
Tier I Capital to Average Assets, Actual	9.70%	10.10%
Total Capital, For Minimum Capital Adequacy Purposes	55,265	50,986
Total Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	8.00%	8.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	27,603	25,502
Tier I Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	41,505	39,588
Tier I Capital to Average Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Total Capital, For Minimum Regulatory Compliance Purposes
Total Capital to Risk Weighted Assets, For Minimum Regulatory Compliance Purposes
Tier I Capital, For Minimum Regulatory Compliance Purposes
Tier I Capital to Risk-Weighted Assets, For Minimum Regulatory Compliance Purposes
Tier I Capital, For Minimum Regulatory Compliance Purposes
Tier I Capital to Average Assets, For Minimum Regulatory Compliance Purposes
First Farmers Merchant Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual	106,075	104,856
Total Capital to Risk-Weighted Assets, Actual	15.50%	16.50%
Tier I Capital, Actual	97,402	96,923
Tier I Capital to Risk-Weighted Assets, Actual	14.20%	15.30%
Tier I Capital, Actual	97,402	96,923
Tier I Capital to Average Assets, Actual	9.40%	9.80%
Total Capital, For Minimum Capital Adequacy Purposes	54,890	50,674
Total Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	8.00%	8.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	27,418	25,333
Tier I Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	41,492	39,575
Tier I Capital to Average Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Total Capital, For Minimum Regulatory Compliance Purposes	68,613	63,343
Total Capital to Risk Weighted Assets, For Minimum Regulatory Compliance Purposes	10.00%	10.00%
Tier I Capital, For Minimum Regulatory Compliance Purposes	41,127	38,000
Tier I Capital to Risk-Weighted Assets, For Minimum Regulatory Compliance Purposes	6.00%	6.00%
Tier I Capital, For Minimum Regulatory Compliance Purposes	$ 51,865	$ 49,469
Tier I Capital to Average Assets, For Minimum Regulatory Compliance Purposes	5.00%	5.00%

REGULATORY MATTERS (Detail Textuals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2013 Subsequent Event
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Retained earnings	$ 57,366	$ 55,546	$ 3,838

FAIR VALUE MEASUREMENT - Financial assets measured at fair value on recurring basis and fair value hierarchy (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	$ 345,718	$ 314,270
U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	144,017	59,001
U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	133,718	176,050
States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	50,579	59,946
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	17,404	19,273
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 1 | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 1 | U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 1 | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	345,718	314,270
Fair Value, Measurements, Recurring | Level 2 | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	144,017	59,001
Fair Value, Measurements, Recurring | Level 2 | U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	133,718	176,050
Fair Value, Measurements, Recurring | Level 2 | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	50,579	59,946
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	17,404	19,273
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 3 | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 3 | U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 3 | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	345,718	314,270
Fair Value, Measurements, Recurring | Total | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	144,017	59,001
Fair Value, Measurements, Recurring | Total | U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	133,718	176,050
Fair Value, Measurements, Recurring | Total | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	50,579	59,946
Fair Value, Measurements, Recurring | Total | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	$ 17,404	$ 19,273

FAIR VALUE MEASUREMENT - Financial assets measured at fair value on nonrecurring basis and fair value hierarchy (Details 1) (Fair value on a nonrecurring basis, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value
Level 1 | Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value
Level 2 | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value
Level 2 | Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value
Level 3 | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	4,840	13,604
Level 3 | Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	3,385	8,827
Total | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	4,840	13,604
Total | Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	$ 3,385	$ 8,827

FAIR VALUE MEASUREMENT - Quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements (Details 2) (Fair value on a nonrecurring basis, Level 3, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value at September 30, 2012	$ 4,840	$ 13,604
Valuation Technique(s)	Market comparable properties
Unobservable Input	Marketability discount
Impaired loans (collateral dependent) | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	5.00%
Impaired loans (collateral dependent) | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	10.00%
Impaired loans (collateral dependent) | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	7.00%
Other real estate/assets owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value at September 30, 2012	$ 3,385	$ 8,827
Valuation Technique(s)	Market comparable properties
Unobservable Input	Marketability discount
Other real estate/assets owned | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	5.00%
Other real estate/assets owned | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	10.00%
Other real estate/assets owned | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	7.00%

FAIR VALUE MEASUREMENT - Estimated fair values of the corporation's financial instruments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Securities available-for-sale, fair value	$ 345,718	$ 314,270
Carrying Amount
Financial assets
Cash and due from banks	23,443	17,927
Interest-bearing deposits in other banks	31,953	38,594
Federal funds sold	15,000	16,500
Federal Home Loan Bank and Federal Reserve bank stock	3,879
Securities available-for-sale, fair value	345,718	314,270
Securities held-to-maturity	31,755	35,214
Loans held for sale	2,456
Loans, net	558,350	508,602
Accrued interest receivable	4,060	4,095
Financial liabilities
Non-interest bearing deposits	169,136
Interest bearing deposits	763,713
Repurchase agreements	17,068
Deposits		856,430
Federal funds purchased and securities sold under agreements to repurchase		16,347
Advances from Federal Home Loan Bank	10,100	17,100
Accrued interest payable	754	878
Off-balance sheet credit related instruments:
Commitments to extend credit
Fair Value
Financial assets
Cash and due from banks		17,927
Interest-bearing deposits in other banks		38,594
Federal funds sold		16,500
Securities available-for-sale, fair value		314,270
Securities held-to-maturity		37,275
Loans, net		523,847
Accrued interest receivable		4,095
Financial liabilities
Deposits		858,775
Federal funds purchased and securities sold under agreements to repurchase		16,347
Advances from Federal Home Loan Bank		17,521
Accrued interest payable		878
Off-balance sheet credit related instruments:
Commitments to extend credit
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and due from banks	23,443
Interest-bearing deposits in other banks	31,953
Federal funds sold	15,000
Federal Home Loan Bank and Federal Reserve bank stock
Securities available-for-sale, fair value
Securities held-to-maturity
Loans held for sale	2,456
Loans, net
Accrued interest receivable
Financial liabilities
Non-interest bearing deposits	169,136
Interest bearing deposits
Repurchase agreements
Advances from Federal Home Loan Bank
Accrued interest payable
Off-balance sheet credit related instruments:
Commitments to extend credit
Significant Other Observable Inputs (Level 2)
Financial assets
Cash and due from banks
Interest-bearing deposits in other banks
Federal funds sold
Federal Home Loan Bank and Federal Reserve bank stock	3,879
Securities available-for-sale, fair value	345,718
Securities held-to-maturity	33,420
Loans held for sale
Loans, net
Accrued interest receivable	4,060
Financial liabilities
Non-interest bearing deposits
Interest bearing deposits	766,043
Repurchase agreements	17,068
Advances from Federal Home Loan Bank	10,215
Accrued interest payable	754
Off-balance sheet credit related instruments:
Commitments to extend credit
Significant Unobservable Inputs (Level 3)
Financial assets
Cash and due from banks
Interest-bearing deposits in other banks
Federal funds sold
Federal Home Loan Bank and Federal Reserve bank stock
Securities available-for-sale, fair value
Securities held-to-maturity
Loans held for sale
Loans, net	572,277
Accrued interest receivable
Financial liabilities
Non-interest bearing deposits
Interest bearing deposits
Repurchase agreements
Advances from Federal Home Loan Bank
Accrued interest payable
Off-balance sheet credit related instruments:
Commitments to extend credit

FAIR VALUE MEASUREMENT (Detail Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value adjustments	$ 3.3	$ 1.2
Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value adjustments	$ 1.2	$ 1.1

QUARTERLY RESULTS OF OPERATIONS (Unaudited) - Unaudited quarterly interim financial information for the corporation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 9,110	$ 9,114	$ 9,095	$ 9,065	$ 9,286	$ 9,541	$ 9,680	$ 9,461	$ 36,384	$ 37,968	$ 39,609
Interest expense	874	917	979	1,071	1,136	1,179	1,255	1,372	3,841	4,942	7,001
Net interest income	8,236	8,197	8,116	7,994	8,150	8,362	8,425	8,089	32,543	33,026	32,608
Provision for possible loan losses (recoveries), net			520	600	900	750	750	725	1,120	3,125	1,896
Noninterest income	2,616	2,276	3,360	3,379	2,969	2,887	2,694	2,422	11,631	10,972	9,768
Noninterest expenses	9,207	8,145	8,424	7,754	9,591	7,574	8,044	7,916	33,514	33,117	32,178
Income before income taxes	1,645	2,328	2,532	3,019	628	2,925	2,325	1,870	9,540	7,756	8,302
Income taxes	402	373	451	690	(519)	632	306	325	1,916	744	1,043
Net income for the year	$ 1,243	$ 1,955	$ 2,081	$ 2,329	$ 1,147	$ 2,293	$ 2,011	$ 1,545	$ 7,608	$ 6,996	$ 7,243
Basic earnings per share	$ 0.23	$ 0.37	$ 0.39	$ 0.44	$ 0.21	$ 0.43	$ 0.37	$ 0.29	$ 1.43	$ 1.3	$ 1.32
Weighted average shares outstanding per quarter	5,332,893	5,328,002	5,330,000	5,330,000	5,374,531	5,380,000	5,392,760	5,427,650	5,315,634	5,393,765

DEPOSITS - Maturities of time deposits of $100 or more (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Banking and Thrift [Abstract]
Under 3 months	$ 28,504	$ 31,221
3 to 12 months	64,639	52,729
Over 12 months	27,018	24,972
Total	$ 120,161	$ 108,922

DEPOSITS - Maturities of interest-bearing time deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Banking and Thrift [Abstract]
2013	$ 192,656
2014	15,824
2015	16,734
2016	14,666
2017	8,135
Thereafter	186
Total	$ 248,201

DEPOSITS (Detail Textuals)	Dec. 31, 2012 Office
Banking and Thrift [Abstract]
Number of domestic offices	17

CONDENSED FINANCIAL INFORMATION OF THE CORPORATION - CONDENSED BALANCE SHEETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total assets	$ 1,090,363	$ 1,017,808
Liabilities
TOTAL LIABILITIES	975,772	905,659
Shareholders' equity
Common stock - $10 par value, 8,000,000 shares authorized; 5,180,000 and 5,330,000 shares issued and outstanding, as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	57,366	55,546
Accumulated other comprehensive income	5,330	3,208	(2,563)
Total shareholders' equity	114,591	112,149	106,356	107,203
Total liabilities and shareholders' equity	1,090,363	1,017,808
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash	61	443
Investment in bank subsidiary -at equity	100,999	109,149
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,917	1,972
Cash surrender value - life insurance	4,395	3,950
Total assets	117,443	115,585
Liabilities
Accrued liabilities	1,686	1,559
Dividends payable	1,917	1,972
TOTAL LIABILITIES	3,603	3,531
Shareholders' equity
Common stock - $10 par value, 8,000,000 shares authorized; 5,180,000 and 5,330,000 shares issued and outstanding, as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	56,710	55,546
Accumulated other comprehensive income	5,330	3,208
Total shareholders' equity	113,840	112,054
Total liabilities and shareholders' equity	$ 117,443	$ 115,585

CONDENSED FINANCIAL INFORMATION OF THE CORPORATION - CONDENSED STATEMENTS OF INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating income
Net Income	$ 1,243	$ 1,955	$ 2,081	$ 2,329	$ 1,147	$ 2,293	$ 2,011	$ 1,545	$ 7,608	$ 6,996	$ 7,243
Parent Company
Operating income
Dividends from bank subsidiary									7,289	6,974
Other dividend income									18	15
Interest income
Other									135	130
Operating expenses									(218)	(199)
Income before equity in undistributed net income of bank subsidiary									7,224	6,920
Equity in undistributed net income of bank subsidiary									(384)	(76)
Net Income									$ 7,608	$ 6,996	$ 7,243

CONDENSED FINANCIAL INFORMATION OF THE CORPORATION - CONDENSED STATEMENT OF COMPREHENSIVE INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net income available for common shareholders	$ 1,243	$ 1,955	$ 2,081	$ 2,329	$ 1,147	$ 2,293	$ 2,011	$ 1,545	$ 7,608	$ 6,996	$ 7,243
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $1,204, $2,960, and ($352)									1,923	4,728	(561)
Reclassification adjustment for realized (gains) losses included in net income, net of taxes of ($883), ($561), and ($621), respectively									(1,411)	(897)	(992)
Change in unfunded portion of postretirement benefit obligations, net of tax of $1,008, $1,214 and $43, respectively									1,610	1,940	68
Other Comprehensive Income (Loss)									2,122	5,771	(1,485)
Total Comprehensive Income									9,730	12,767	5,758
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net income available for common shareholders									7,608	6,996	7,243
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $1,204, $2,960, and ($352)									1,923	4,728	(561)
Reclassification adjustment for realized (gains) losses included in net income, net of taxes of ($883), ($561), and ($621), respectively									(1,411)	(897)	(992)
Change in unfunded portion of postretirement benefit obligations, net of tax of $1,008, $1,214 and $43, respectively									1,610	1,940	68
Other Comprehensive Income (Loss)									2,122	5,771	(1,485)
Total Comprehensive Income									$ 9,730	$ 12,767	$ 5,758

CONDENSED FINANCIAL INFORMATION OF THE CORPORATION - CONDENSED STATEMENTS OF CASH FLOWS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income for the year	$ 7,608	$ 6,996	$ 7,243
Adjustments to reconcile net income to net cash provided by operating activities
Increase/Decrease in other assets	(741)	(1,210)	2,857
Total adjustments	7,463	5,757	1,569
Net cash provided by operating activities	15,071	12,753	8,812
Investing activities
Purchase of single premium life insurance policy	786	263	468
Net cash used by investing activities	(80,492)	(34,995)	(10,443)
Financing activities
Payment to repurchase common stock	3,400	3,011	2,566
Cash dividends paid	3,944	1,991	6,106
Net cash used by financing activities	62,796	62,764	667
Increase (decrease) in cash	(2,625)	40,522	(964)
Cash and cash equivalents at beginning of period	73,021	32,499	33,463
Cash and cash equivalents at end of period	70,396	73,021	32,499
Parent Company
Operating activities
Net income for the year	7,608	6,996	7,243
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of bank subsidiary	(384)	(76)
Increase in cash surrender value of life insurance contracts	(135)	(130)
Increase/Decrease in other assets	56	(1,972)
Increase/Decrease in payables	127	126
Total adjustments	(336)	(2,052)
Net cash provided by operating activities	7,272	4,944
Investing activities
Purchase of single premium life insurance policy	(310)
Net cash used by investing activities	(310)
Financing activities
Payment to repurchase common stock	(3,400)	(3,011)
Cash dividends paid	(3,944)	(1,991)
Net cash used by financing activities	(7,344)	(5,002)
Increase (decrease) in cash	(382)	(58)
Cash and cash equivalents at beginning of period	443	501
Cash and cash equivalents at end of period	$ 61	$ 443	$ 501

EMPLOYEE BENEFIT PLANS (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Qualified profit-sharing plan | Employee
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Contributions to plan which included in salaries and employee benefits expense	$ 1,019	$ 874	$ 764
Non qualified salary continuation plan | Officer
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Value of the single premium universal life insurance policies	963	960
Related liability	59	76
Deferred compensation plan | Director
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Related liability	6,226	5,746
Description of variable rate basis	Wall Street Journal prime rate plus three percent
Basis spread on variable rate	3.00%
Compensation expense	$ 480	$ 521	$ 532

POST RETIREMENT BENEFIT PLAN - Obligations and Funded Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation
Benefit obligation at beginning of year	$ 4,572	$ 1,825
Service cost	91	24
Interest cost	351	139
Plan participants' contributions	105	107
Actuarial (gain) loss	2,616	2,950
Benefits paid	(314)	(473)
Benefit obligation at end of year	7,421	4,572
Change in plan assets
Fair value of plans assets at beginning of year
Employer contribution	209	365
Plan participants' contributions	105	107
Benefits paid	(314)	(473)
Fair value of plan assets at end of year
Funded status	(7,421)	(4,572)
Unrecognized net actuarial (gain) loss	2,920	305
Accrued benefit cost recorded in accrued liabilities	$ (4,501)	$ (4,267)

POST RETIREMENT BENEFIT PLAN - Current liabilities and noncurrent liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Current liabilities	$ 266	$ 241
Noncurrent liabilities	4,235	4,026
Total	$ 4,501	$ 4,267

POST RETIREMENT BENEFIT PLAN - Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost (Details 2) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Unrecognized net actuarial (gain) loss	$ 2,920	$ 305
Unrecognized prior service cost
Total (before tax effects)	$ 2,920	$ 305

POST RETIREMENT BENEFIT PLAN - A reconciliation of other comprehensive income (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Other comprehensive income at beginning of year	$ 305	$ (2,849)
Amortization of net gain (loss) included in net periodic benefit cost		205
Net actuarial (gain) loss during the period	2,615	2,950
Total (before tax effects)	$ 2,920	$ 305

POST RETIREMENT BENEFIT PLAN - Components of net periodic benefit cost (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 91	$ 24
Interest cost	351	139
Recognized net actuarial (gain) loss		(205)
Net periodic pension cost	$ 442	$ (42)

POST RETIREMENT BENEFIT PLAN - Other changes in benefit obligations recognized in other comprehensive income (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Net actuarial (gain) loss	$ 2,615	$ 2,950
Recognized net actuarial gain (loss)		205
Total recognized in other comprehensive income (before tax effects)	$ 2,615	$ 3,155

POST RETIREMENT BENEFIT PLAN - Estimated net loss for the defined benefits postretirement plan (Details 6)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted-average assumption used to determine benefit obligation:
Discount Rate	4.00%	8.00%
Rate of compensation increase
Weighted-average assumptions used to determine benefit costs:
Discount Rate	8.00%	8.00%
Corridor	10.00%	10.00%
Rate of compensation increase

POST RETIREMENT BENEFIT PLAN - Expected benefit payments, net of participant contributions (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2013	$ 266
2014	277
2015	309
2016	327
2017	338
2018 and later	1,811
Expected future benefit payments, total	$ 3,328

POST RETIREMENT BENEFIT PLAN - Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums (Details 8)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for next year	7.50%	7.50%
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for next year	11.00%	11.00%

POST RETIREMENT BENEFIT PLAN - One-percentage-point change in assumed health care cost trend rates (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Effect on total of service and interest cost, 1-Percentage-Point Increase	$ 89
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	1,258
Effect on total of service and interest cost, 1-Percentage-Point Decrease	(69)
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	$ (1,007)

POST RETIREMENT BENEFIT PLAN (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Number of years of service at any age	25 years
Number of years of service at attained age 60	15 years
Number of years of age for 15 years of service	60 years
Number of years of service at attained age 55, with a qualifying disability	15 years
Number of years of age for 15 years of service, with a qualifying disability	55 years
Maximum number of years of services at which coverage will cease	25 years
Coverage period limit of age	63.5 years
Estimated future employer contributions	$ 161
Estimated net loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year	$ 190